UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21771
YieldQuest Funds Trust

(Exact name of registrant as specified in charter)
3280 Peachtree Road, Suite 2600, Atlanta, GA 30305

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1.	Reports to Stockholders.

YIELDQUEST CORE EQUITY FUND
YIELDQUEST TOTAL RETURN BOND FUND
YIELDQUEST TAX-EXEMPT BOND FUND
YIELDQUEST FLEXIBLE INCOME FUND
YIELDQUEST LOW DURATION BOND FUND
YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

ANNUAL REPORT OCTOBER 31, 2007

3280 PEACHTREE ROAD, SUITE 2600
ATLANTA, GA 30305
1-877-497-3634
www.YieldQuest-Funds.com

Distributed by YieldQuest Securities, LLC
FINRA Member

SHAREHOLDER LETTER – YIELDQUEST CORE EQUITY FUND

To Our Shareholders:

The YieldQuest Core Equity Fund had a total return of 14.98% for the fiscal year, compared to 14.56% for the Standard & Poor’s 500 Index (S&P 500). At year end, the Fund had net assets of $25.37 million.

The Fund performed well during the year on an absolute basis while beating the return of the S&P 500 for the fiscal year. Performance was aided during the year by overweight allocations to emerging markets, as well as use of our sector rotation strategy. Key detractors for the performance over the entire year were the performance of homebuilders and our overweight allocation to the financial sector including mortgage REITs. Additionally, performance had a significant headwind in the form of discount widening across the closed-end fund universe.

As a part of our strategy, we focus on three opportunities in the Fund’s portfolio in order to add maximum value in our view. First, we continue to rely on the opportunities presented in the closed-end and exchange traded equity fund universe, with multiple funds now trading at record discounts to net asset value. We believe the headwind created by closed-end funds in 2007 provides a tailwind for performance in 2008 as a mean reversion process takes place for closed-end funds.

Due to our investment approach, we may be early in identifying themes we believe to be mispriced by the market, but by holding to our thesis we believe over the coming year our patience may be rewarded. We view opportunities in the financial and consumer discretionary sectors to fit this approach as valuations approach their most attractive level in years. Additionally, we have lowered our allocation to emerging markets based on the degree of outperformance, but maintain an allocation through closed-end funds trading at attractive discount levels. Our investment approach relies on finding segments of the market having favorable fundamental backdrops, in addition to our contrarian approach when analyzing the market.

Our job as manager of your investment in the Fund is to take a daily assessment of value in the marketplace and to seize upon those opportunities that we believe create maximum value over time. We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Core Equity Fund. As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE
YIELDQUEST CORE EQUITY FUND VS. BENCHMARK

Average Annual Total Returns as of October 31, 2007

				Net	Gross
	Inception		Since	Expense	Expense
	Date	1-Year	Inception	Ratio†	Ratio†

YieldQuest Core Equity Fund	10/31/05	14.98%	14.63%	1.19%	2.85%

S&P 500 Index		14.56%	15.45%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.
Past performance is not predictive of future performance. The returns shown do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
The total returns above reflect fee reductions in effect from November 1, 2006 through October 31, 2007. Voluntary reductions may be discontinued at any time after October 31, 2008. If such fee reductions had not occurred, the quoted performance would be lower.
The S&P 500TM Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, that is a measure of the U.S. stock market as a whole. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
†	The above expense ratios are from the Fund’s prospectus dated December 29, 2006. Additional information pertaining to the Fund’s expense ratios as of October 31, 2007 can be found in the Financial Highlights in this Report.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

SHAREHOLDER LETTER – YIELDQUEST TOTAL RETURN BOND FUND

To Our Shareholders:

The YieldQuest Total Return Bond Fund had a total return of -0.86% for the fiscal year, compared to 5.38% for the Lehman Aggregate Bond Index. At year end, the Fund had net assets of $328.50 million.

We attribute the Fund’s level of underperformance below the benchmark index to a set of unique factors that have dominated the market environment during the last several months. In fact, it is fair to say that in the 15 years many of us at YieldQuest have been involved in the financial markets, the severity of the earthquake that has wrenched the financial markets in recent months is unmatched. Effectively, what began as rising subprime defaults in low quality mortgages triggered a domino-like effect of credit product downgrades, forced selling by leveraged players in the market, sizeable bank write-downs, and panic selling by retail investors. Though the Fund itself has very limited exposure to subprime mortgages and/or structured products, the broad-based selling pressure across a variety of fixed income assets did negatively impact our Fund’s performance. This was primarily due to the substantial widening in closed-end fund discounts to net asset value that resulted from retail investors who tended to “sell first and ask questions later” amidst escalating credit market turmoil, sending discounts to multi-year wide levels. In addition, our duration positioning and positive view on the US Dollar also contributed somewhat to our underperformance during this fiscal year, as Treasuries recorded a significant rally on the back of the pronounced “flight to safety” and the US Dollar hit a 40-year low versus foreign currencies. Finally, our credit positioning (net of credit hedges), while still at the high quality end of the spectrum, also contributed to our underperformance, due to the fact that our benchmark contains a much larger percentage of Treasuries than the Fund did throughout the year.

While we are most certainly disappointed with the recent underperformance of the Fund, on both a nominal as well as relative basis, we also believe our investment approach and ability to seize opportunities that present themselves in challenging environments such as this one are the keys to the ongoing long-term success of the Fund. With that in mind, we have therefore attempted to maintain our focused approach in this most challenging of environments by implementing appropriate longer term strategies, such as raising our allocation to closed-end funds, where we view the current level of closed end fund discounts to be extremely attractive on an intermediate to long-term basis. We also believe that our maximum allocation to closed-end funds may provide a significant tailwind to the risk-adjusted performance of our Fund’s fixed income portfolio over the next 12 to 24 months.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Total Return Bond Fund. As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE
YIELDQUEST TOTAL RETURN BOND FUND VS. BENCHMARK

Average Annual Total Returns as of October 31, 2007

				Net	Gross
	Inception		Since	Expense	Expense
	Date	1-Year	Inception	Ratio†	Ratio†

YieldQuest Total Return Bond Fund	10/31/05	-0.86%	4.11%	0.79%	0.94%

Lehman Brothers Aggregate Bond Index		5.38%	5.28%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.
Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

The total returns above reflect fee reductions in effect from November 1, 2006 through October 31, 2007. Voluntary reductions may be discontinued at any time after October 31, 2008. If such fee reductions had not occurred, the quoted performance would be lower.
The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
†	The above expense ratios are from the Fund’s prospectus dated December 29, 2006. Additional information pertaining to the Fund’s expense ratios as of October 31, 2007 can be found in the Financial Highlights in this Report.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

SHAREHOLDER LETTER – YIELDQUEST TAX-EXEMPT BOND FUND

To Our Shareholders:

The YieldQuest Tax-Exempt Bond Fund had a total return of -0.46% for the fiscal year, compared to 3.64% for the Lehman Municipal 7-Year Bond Index. At year end, the Fund had net assets of $191.01 million.

We attribute the Fund’s level of underperformance below the benchmark index to a set of unique factors that have dominated the market environment during the last several months. In fact, it is fair to say that in the 15 years many of us at YieldQuest have been involved in the financial markets, the severity of the earthquake that has wrenched the financial markets in recent months is unmatched. Effectively, what began as rising subprime defaults in low quality mortgages triggered a domino-like effect of credit product downgrades, forced selling by leveraged players in the market, sizeable bank write-downs, and panic selling by retail investors. Though the Fund itself has very limited exposure to subprime mortgages and/or structured products, the broad-based selling pressure across a variety of fixed income assets, including tax-exempt municipal bonds and municipal closed-end bond funds, did negatively impact our Fund performance. This was primarily due to the substantial widening in municipal closed-end fund discounts to net asset value that resulted from retail investors who tended to “sell first and ask questions later” amidst escalating credit market turmoil, sending discounts to multi-year wide levels.

While we are most certainly disappointed with the short-term underperformance of the Fund, on both a nominal as well as relative basis, we also believe our investment approach and ability to seize opportunities that present themselves in challenging environments such as this one are the keys to the ongoing long term success of the Fund. With that in mind, we have therefore attempted to maintain our focused approach in this most challenging of environments by implementing appropriate longer term strategies to meet the Fund’s objective of maximizing the level of current tax-exempt income, such as raising our allocation to closed-end funds that hold a portfolio of municipal bonds, where, based on our proprietary models of the sectors’ historical trading pattern of premium/discounts to net asset value, we view the current level of municipal closed-end fund discounts to be extremely attractive on an intermediate to long-term basis. In addition to the attractiveness of the closed-end fund discount, we also analyze the underlying fund’s portfolio in detail to determine whether it has positive prospects for income in the future. Finally, we closely study the credit risk of these underlying funds by performing fundamental credit analysis on the universe of municipal bonds before purchasing these securities for the Fund. We believe that our maximum allocation to high quality municipal closed-end funds may provide a significant tailwind to the current tax-exempt income of our Fund over the next 12 to 24 months.

In addition, although municipal closed-end funds comprise a significant weighting in the Fund’s portfolio, we also have employed our top-down, value add approach to identify attractively priced individual municipal bonds in this environment of market turmoil. We believe our experience in the municipal bond market provides us with a competitive advantage relative to our competitors and should allow us to incrementally add to the Fund’s yield. We have also identified some opportunities within the taxable fixed income segment that we believe may add to our net after-tax total return potential over time.

Our job as manager of your investment in the Fund is to take a daily assessment of value in the marketplace and seize upon those opportunities that we believe will create maximum value over time.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Tax-Exempt Bond Fund. As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE
YIELDQUEST TAX-EXEMPT BOND FUND VS. BENCHMARK

Average Annual Total Returns as of October 31, 2007

				Net	Gross
	Inception		Since	Expense	Expense
	Date	1-Year	Inception	Ratio†	Ratio†

YieldQuest Tax-Exempt Bond Fund	10/31/05	-0.46%	3.93%	0.79%	1.09%

Lehman Brothers 7 Year Municipal Bond Index		3.64%	4.32%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.
Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
The total returns above reflect fee reductions in effect from November 1, 2006 through October 31, 2007. Voluntary reductions may be discontinued at any time after October 31, 2008. If such fee reductions had not occurred, the quoted performance would be lower.
The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
†	The above expense ratios are from the Fund’s prospectus dated December 29, 2006. Additional information pertaining to the Fund’s expense ratios as of October 31, 2007 can be found in the Financial Highlights in this Report.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

SHAREHOLDER LETTER – YIELDQUEST FLEXIBLE INCOME FUND

To Our Shareholders:

The YieldQuest Fixed Income Fund had a total non-annualized return since inception on 6/11/2007 of 1.36%, compared to 4.76% over the same period for the Lehman U.S. Government/Credit Index. At year end, the Fund had net assets of $14.58 million.

We attribute the Fund’s level of underperformance below the benchmark index to a set of unique factors that have dominated the market environment during the last several months. In fact, it is fair to say that in the 15 years many of us at YieldQuest have been involved in the financial markets, the severity of the earthquake that has wrenched the financial markets in recent months is unmatched. Effectively, what began as rising subprime defaults in low quality mortgages triggered a domino-like effect of credit product downgrades, forced selling by leveraged players in the market, sizeable bank write-downs, and panic selling by retail investors. Though the Fund itself has very limited exposure to subprime mortgages and/or structured products, the broad-based selling pressure across a variety of fixed income assets did negatively impact our Fund performance. This was primarily due to the substantial widening in closed-end fund discounts to net asset value that resulted from retail investors who tended to “sell first and ask questions later” amidst escalating credit market turmoil, sending discounts to multi-year wide levels. In addition, our duration positioning also contributed somewhat to our underperformance since inception in June, as Treasuries recorded a significant rally on the back of the pronounced “flight to safety”.

Despite the Fund’s short term underperformance, we believe our investment approach and ability to seize opportunities that present themselves in challenging environments such as this one are the keys to the long term success of the Fund. With that in mind, we have therefore attempted to maintain our focused approach in this most challenging of environments by implementing appropriate longer term strategies to meet the Fund’s Flexible Income objectives, such as raising our allocation to closed-end funds, where, based on our proprietary models of the sectors’ historical trading pattern of premium/discounts to net asset value, we view the current level of closed-end fund discounts to be extremely attractive on an intermediate to long-term basis. In addition, as the Fund seeks to benefit from attractive valuations within the fixed income market, our proprietary analytical models have also identified a number of other undervalued sectors that have fallen out of favor with the marketplace, such that we believe the prospects within these sectors for future capital appreciation and income appear positive. In addition, from a credit standpoint, we conduct a detailed fundamental analysis of each individual issuer’s future prospects and ability to make timely interest payment and to repay principal.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Flexible Income Fund. As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE
YIELDQUEST FLEXIBLE INCOME FUND VS. BENCHMARK

Total Returns as of October 31, 2007

			Net	Gross
	Inception	Since	Expense	Expense
	Date	Inception	Ratio†	Ratio†

YieldQuest Flexible Income Fund	6/11/07	1.36%	0.95%	1.03%

Lehman Government/Credit Index		4.76%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.
Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
The total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2007. Voluntary reductions may be discontinued at any time after October 31, 2008. If such fee reductions had not occurred, the quoted performance would be lower.
The Lehman Government/Credit Index is an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
†	The above expense ratios are from the Fund’s prospectus dated December 29, 2006. Additional information pertaining to the Fund’s expense ratios as of October 31, 2007 can be found in the Financial Highlights in this report.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

SHAREHOLDER LETTER – YIELDQUEST LOW DURATION BOND FUND

To Our Shareholders:

The YieldQuest Low Duration Bond Fund had a total non-annualized return since inception on 6/11/2007 of 0.66%, compared to 3.21% over the same period for the Lehman U.S. Aggregate 1-3 year Bond Index. At year end, the Fund had net assets of $8.20 million.

Since the Fund’s inception in June, a number of unique factors have dominated the fixed income market environment and negatively impacted the Fund’s performance to date. In fact, we believe it is fair to say that in the 15 years many of us at YieldQuest have been involved in the financial markets, the severity of the earthquake that has wrenched the financial markets in recent months is unmatched. Effectively, what began as rising subprime defaults in low quality mortgages triggered a domino-like effect of credit product downgrades, forced selling by leveraged players in the market, sizeable bank write-downs, and panic selling by retail investors. Though the Fund itself has very limited exposure to subprime mortgages and/or structured products and seeks to achieve its objectives by investing primarily in a broad range of low duration, investment-grade debt securities, the broad-based selling pressure across a variety of fixed income assets did negatively impact our Fund performance during this period. In addition, the Fund’s performance was also hindered by our duration positioning, given the sharp and swift rally in the Treasury markets that resulted from a significant flight to quality. Finally, the Fund’s closed-end fund holdings were another source of underperformance during this period, as the closed-end fund discounts to net asset value experienced significant widening to multi-year wide levels on the back of heavy retail investor selling amidst escalating credit market turmoil.

Despite the Fund’s short term underperformance, we believe our investment approach and ability to seize opportunities that present themselves in challenging environments such as this one are the keys to the long term success of the Fund. Our yield curve and duration strategies are based on a thorough analysis of a number of factors, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve’s monetary policy; and supply and demand factors related to the bond market and the effect they may have on the returns offered for various bond maturities. Within the closed-end fund sector, we have raised our allocation to closed-end funds, where, based on our proprietary models of the sectors’ historical trading pattern of premium/discounts to net asset value, we view the current level of closed-end fund discounts to be extremely attractive on an intermediate to long-term basis.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Low Duration Fund. As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE
YIELDQUEST LOW DURATION BOND FUND VS. BENCHMARK

Total Returns as of October 31, 2007

			Net	Gross
	Inception	Since	Expense	Expense
	Date	Inception	Ratio†	Ratio†

YieldQuest Low Duration Bond Fund	6/11/07	0.66%	0.65%	0.73%

Lehman U.S. Aggregate 1-3 Year Bond Index		3.21%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.
Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
The total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2007. Voluntary reductions may be discontinued at any time after October 31, 2008. If such fee reductions had not occurred, the quoted performance would be lower.
The Lehman U.S. Aggregate 1-3 Year Bond Index is representative of the U.S. investment grade fixed-income bond market with maturities of one to three years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
†	The above expense ratios are from the Fund’s prospectus dated December 29, 2006. Additional information pertaining to the Fund’s expense ratios as of October 31, 2007 can be found in the Financial Highlights in this report.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

SHAREHOLDER LETTER – YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

To Our Shareholders:

The YieldQuest Low Duration Tax-Exempt Bond Fund had a total non-annualized return since inception on 6/11/2007 of 1.53%, compared to 2.65% over the same period for the Lehman 3-year Municipal Bond Index. At year end, the Fund had net assets of $1.32 million.

Since the Fund’s inception in June, a number of unique factors have dominated the fixed income/municipal bond market environment and negatively impacted the Fund’s performance to date. In fact, we believe it is fair to say that in the 15 years many of us at YieldQuest have been involved in the financial markets, the severity of the earthquake that has wrenched the financial markets in recent months is unmatched. Effectively, what began as rising subprime defaults in low quality mortgages triggered a domino-like effect of credit product downgrades, forced selling by leveraged players in the market, sizeable bank write-downs, and panic selling by retail investors. Though the Fund itself has very limited exposure to subprime mortgages and/or structured products and seeks to achieve its objectives by investing primarily in a broad range of low duration, tax-exempt municipal bonds, the broad-based selling pressure across a variety of fixed income assets, including in the tax-exempt sector, did negatively impact our Fund performance during this period. In addition, the Fund’s performance was also hindered by our duration positioning, given the sharp and swift rally in the Treasury markets that resulted from a significant flight to quality. Finally, the Fund’s municipal bond closed-end fund holdings were another source of underperformance during this period, as municipal closed-end fund discounts to net asset value experienced significant widening to multi-year wide levels on the back of heavy retail investor selling amidst escalating credit market turmoil.

Despite the Fund’s short term underperformance, we believe our investment approach and ability to seize opportunities that present themselves in challenging environments such as this one are the keys to the long term success of the Fund. Our objective is to identify U.S. municipal debt securities that we believe may be underrated or undervalued or that present the highest yield opportunity and thus present compelling opportunities for capital appreciation and income over time. We utilize a top-down analysis to identify potential issuers as well as analyze a number of macro- and micro-economic factors, such as economic conditions, the interest rate cycle, monetary policy, the supply and demand for credit and the characteristics of individual issuers in making our investment selections. Within the closed-end fund sector, we have raised our allocation to closed-end funds, where, based on our proprietary models of the sectors’ historical trading pattern of premium/discounts to net asset value, we view the current level of closed-end fund discounts to be extremely attractive on an intermediate to long-term basis.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Low Duration Tax Exempt Fund. As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE
YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND VS. BENCHMARK

Total Returns as of October 31, 2007

			Net	Gross
	Inception	Since	Expense	Expense
	Date	Inception	Ratio†	Ratio†

YieldQuest Low Duration
Tax-Exempt Bond Fund	6/11/07	1.53%	0.65%	0.73%

Lehman 3-Year Municipal Bond Index		2.65%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.
Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
The total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2007. Voluntary reductions may be discontinued at any time after October 31, 2008. If such fee reductions had not occurred, the quoted performance would be lower.
The Lehman 3-Year Municipal Bond Index is a broad based, unmanaged index of investment grade bonds with maturities of greater than two years and less than four years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
†	The above expense ratios are from the Fund’s prospectus dated December 29, 2006. Additional information pertaining to the Fund’s expense ratios as of October 31, 2007 can be found in the Financial Highlights in this Report.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS	October 31, 2007
% of
Net Assets	Description	Shares	Value

3.54%	COMMON STOCKS
1.30%	Airlines
	Air France-KLM ADR	200	$7,634
	AirTran Holdings, Inc.*	990	10,306
	British Airways PLC ADR*	220	20,349
	Continental Airlines, Inc.*	1,710	58,738
	Delta Air Lines, Inc.*	3,484	72,467
	Deutsche Lufthansa AG	375	11,086
	Gol Linhas Aereas Inteligentes S.A. ADR	425	11,637
	JetBlue Airways Corp.*	1,080	9,860
	Northwest Airlines Corp.	2,800	51,940
	Singapore Airlines Ltd.	887	12,072
	Southwest Airlines Co.	1,300	18,473
	UAL Corp.*	925	44,307

			328,869

0.51%	Financial Services
	Blackstone Group LP (The)*	800	20,344
	Countrywide Financial Corp.	7,100	110,192

			130,536

1.73%	Home Builders
	Beazer Homes USA, Inc.	1,900	21,337
	Brookfield Homes Corp.	900	13,527
	Cavco Industries Inc.	550	21,621
	Centex Corp.	1,025	25,686
	Champion Enterprises, Inc.*	2,100	24,906
	D.R. Horton, Inc.	2,050	26,014
	Hovnanian Enterprises, Inc.*	1,600	18,192
	KB Home	950	26,258
	Lennar Corp.	1,150	26,277
	Levitt Corp.	7,000	13,510
	M.D.C Holdings, Inc.	575	23,293
	M/I Homes, Inc.	1,175	19,505
	Meritage Homes Corp.*	1,150	18,504
	NVR, Inc.*	50	23,788
	Palm Harbor Homes, Inc.*	1,350	19,211
	Pulte Homes, Inc.	1,700	25,228
	Ryland Group, Inc.	925	26,298
	Skyline Corp.	600	21,264
	Toll Brothers, Inc.*	1,300	29,783
	WCI Communities, Inc.*	2,600	14,196

			438,398

	Total Common Stocks
	(Cost $853,766)		897,803

		Principal

0.04%	CORPORATE BONDS
0.04%	Airline
	Delta Airlines, Inc., 0.00%, 12/15/2029(a)	$130,000	8,937

	Total Corporate Bonds
	(Cost $17)		8,937

		Shares

117.72%	EXCHANGE TRADED/CLOSED-END FUNDS
79.30%	Equity Closed-End Funds
	Adams Express Co.(b)	16,000	240,320
	Advent/Claymore Enhanced Growth & Income Fund	3,000	52,380

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	Alliance All-Market Advantage Fund	5,000	$68,350
	BlackRock Dividend Acheivers Trust(b)	12,700	173,228
	BlackRock Global Energy & Resources Trust(b)	24,550	789,037
	BlackRock Global Opportunities Equity Trust(b)	4,700	135,172
	BlackRock Health Sciences Trust(b)	18,325	495,691
	BlackRock Real Asset Equity Trust(b)	15,633	274,984
	BlackRock World Investment Trust	18,500	319,680
	Boulder Total Return Fund, Inc.(b)	22,250	525,768
	Calamos Strategic Total Return Fund(b)	34,366	505,180
	Central Europe and Russia Fund, Inc. (The)	6,031	387,190
	Central Securities Corp.	12,575	366,561
	Chartwell Dividend & Income Fund, Inc.	16,900	140,101
	China Fund, Inc.	3,380	174,645
	Claymore/Raymond James SB-1 Equity Fund	9,615	193,935
	Clough Global Allocation Fund(b)	3,748	79,308
	Clough Global Equity Fund(b)	7,055	145,121
	Clough Global Opportunities Fund(b)	9,140	165,160
	Cohen & Steers Closed-End Opportunity Fund, Inc.(b)	18,800	314,900
	Cohen & Steers Premium Income Realty Fund, Inc.	5,500	112,750
	Cohen & Steers Worldwide Realty Income Fund, Inc.	3,900	86,151
	DWS Dreman Value Income Edge Fund(b)	8,300	129,978
	DWS Global Commodities Stock Fund, Inc.(b)	27,200	561,952
	Eaton Vance Enhanced Equity Income Fund II(b)	13,000	250,250
	Eaton Vance Tax-Advantaged Global Dividend Income Fund(b)	15,000	424,500
	Emerging Markets Telecommunications Fund	11,000	308,990
	Fiduciary/Claymore Dynamic Equity Income Fund(b)	7,000	128,520
	First Trust Enhanced Equity Income Fund(b)	11,000	187,990
	Gabelli Dividend & Income Trust(b)	24,450	533,988
	Gabelli Global Gold Natural Resources & Income Trust	4,900	144,305
	Gabelli Global Multimedia Trust, Inc.(b)	20,100	281,802
	H&Q Healthcare Investors	193	3,397
	H&Q Life Sciences Investors(b)	26,680	372,986
	India Fund, Inc.(b)	4,408	285,418
	ING Asia Pacific High Dividend Equity Income Fund(b)	5,200	129,428
	ING Clarion Global Real Estate Income Fund(b)	12,600	246,582
	ING Risk Managed Natural Resources Fund(b)	28,700	506,555
	Japan Equity Fund(b)	65,600	522,832
	Japan Smaller Capitalization Fund, Inc.(b)	35,000	382,550
	JF China Region Fund, Inc.	4,325	148,996
	John Hancock Bank and Thrift Opportunity Fund	59,000	456,660
	John Hancock Patriot Premium Dividend Fund II(b)	37,200	393,948
	John Hancock Tax-Advantaged Dividend Income Fund(b)	19,200	368,832
	Korea Fund, Inc.	3,000	152,400
	Latin America Equity Fund, Inc.(b)	3,000	180,330
	Lazard Global Total Return and Income Fund, Inc.(b)	14,827	339,093
	Liberty All-Star Equity Fund	169	1,404
	Liberty All-Star Growth Fund, Inc.(b)	55,086	332,169
	Mexico Equity & Income Fund, Inc.	3,600	126,648
	Morgan Stanley Asia-Pacific Fund, Inc.(b)	10,700	259,582
	Morgan Stanley China A Share Fund	4,400	281,380
	Morgan Stanley Eastern Europe Fund, Inc.	2,500	112,500
	Morgan Stanley India Investement Fund, Inc.	4,300	260,150
	NASDAQ Premiuim Income & Growth Fund, Inc.(b)	29,200	572,612
	Nicholas-Applegate Convertible & Income Fund	9,000	128,430

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	Nicholas-Applegate Convertible & Income Fund II	9,000	$128,700
	Nuveen Diversified Dividend & Income Fund	14,800	247,160
	Nuveen Equity Premium & Growth Fund(b)	31,000	554,280
	Nuveen Equity Premium Income Fund	6,800	114,580
	Nuveen Equity Premium Opportunity Fund	9,300	156,426
	Nuveen Global Value Opportunities Fund(b)	6,700	126,295
	Old Mutual/Claymore Long-Short Fund	10,000	159,300
	PowerShares Listed Private Equity Portfolio(b)	7,600	194,484
	RMR Asia Pacific Real Estate Fund	10,500	250,950
	Royce Value Trust, Inc.(b)	9,850	188,431
	SunAmerica Focused Alpha Growth Fund, Inc.(b)	6,000	129,300
	Swiss Helvetia Fund, Inc.(b)	17,966	327,520
	Templeton Dragon Fund, Inc.(b)	2,525	92,163
	Templeton Emerging Markets Fund(b)	59,200	1,494,800
	Tri-Continental Corp.(b)	17,796	434,934
	Zweig Fund, Inc.(b)	48,000	256,320

			20,118,412

38.42%	Equity ETF
	Claymore/Clear Global Exchanges, Brokers & Asset Managers Index(b)	5,000	142,300
	Claymore/Robb Report Global Luxury Index(b)	17,800	478,998
	Internet Architecture HOLDRs Trust(b)	6,700	377,746
	iShares Dow Jones U.S. Energy Sector Index Fund(b)	3,000	397,890
	iShares Dow Jones U.S. Technology Sector Index Fund(b)	5,500	368,995
	iShares Dow Jones U.S. Transportation Index Fund(b)	7,455	654,549
	iShares MSCI Brazil Index Fund(b)	8,600	736,590
	iShares MSCI Sweden Index Fund(b)	9,500	342,285
	iShares S&P GSTI Semiconductor Index Fund(b)	1,805	116,784
	iShares S&P GSTI Software Index Fund	2,365	127,000
	Market Vectors Steel Index Fund(b)	1,750	151,550
	Semiconductor HOLDRs Trust	5,600	193,872
	Software HOLDRs Trust	1,700	78,200
	Telecom HOLDRs Trust(b)	2,900	118,900
	Ultra Basic Materials ProShares	2,300	246,652
	Ultra Consumer Goods ProShares	1,500	116,715
	Ultra Consumer Services ProShares	11,150	706,241
	Ultra Financials ProShares(b)	27,100	1,490,771
	Ultra Health Care ProShares(b)	7,900	593,527
	Ultra Industrials ProShares(b)	7,875	704,419
	Ultra Oil & Gas ProShares(b)	3,150	357,525
	Ultra Real Estate ProShares(b)	4,200	198,618
	Ultra Semiconductor ProShares(b)	2,300	192,740
	Ultra Technology ProShares	3,800	370,082
	Ultra Utilities ProShares	850	75,047
	UltraShort Oil & Gas ProShares	1,550	61,101
	UltraShort Real Estate ProShares	2,100	184,170
	Wireless HOLDRs Trust(b)	1,100	87,043
	WisdomTree International Communications Sector Fund(b)	2,025	77,942

			9,748,252

	Total Exchange Traded/Closed-End Funds
	(Cost $26,292,182)		29,866,664

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

0.21%	PREFERRED STOCKS
0.21%	Financial Services
	Thornburg Mortgage, Inc., Series F, 10.00%, Callable
	9/7/2012 @ $25.00	2,200	$53,547

	Total Preferred Stocks
	(Cost $50,313)		53,547

		Contracts

0.72%	PURCHASED OPTIONS*
	CBOE SPX Volatility Index, Call @ $17, 11/21/2007	85	23,800
	CBOE SPX Volatility Index, Call @ $19, 11/21/2007	96	19,200
	CBOE SPX Volatility Index, Call @ $27.50, 11/21/2007	208	8,320
	CBOE SPX Volatility Index, Call @ $30, 11/21/2007	313	7,825
	Consumer Discretioinary Select Sector SPDR Fund, Call @ $37, 11/17/2007	262	19,650
	Energy Select Sector SPDR Fund, Put @ $73, 11/17/2007	81	1,094
	Energy Select Sector SPDR Fund, Put @ $74, 11/17/2007	57	5,529
	Energy Select Sector SPDR Fund, Put @ $76, 11/17/2007	37	5,180
	Energy Select Sector SPDR Fund, Put @ $77, 11/17/2007	32	6,272
	Financial Select Sector SPDR Fund, Put @ $32, 11/17/2007	125	3,875
	Financial Select Sector SPDR Fund, Put @ $33, 11/17/2007	77	4,389
	iShares MSCI Brazil Index Fund, Put @ $65, 11/17/2007	210	1,575
	iShares MSCI Brazil Index Fund, Put @ $75, 12/22/2007	55	11,275
	iShares MSCI Brazil Index Fund, Put @ $80, 12/22/2007	55	19,250
	iShares MSCI Brazil Index Fund, Put @ $85, 11/17/2007	31	8,990
	Oil Service Holders Trust, Put @ $185, 11/17/2007	33	10,560
	Oil Service Holders Trust, Put @ $195, 11/17/2007	12	9,900
	Oil Service Holders Trust, Put @ $200, 11/17/2007	8	9,280
	SPDR S&P Homebuilders ETF, Put @ $21, 12/22/2007	68	6,120

	Total Purchased Options
	(Cost $243,674)		182,084

		Shares

1.08%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 4.96%, 11/1/07	274,307	274,307

	Total Short-Term Investments
	(Cost $274,307)		274,307

123.31%	Total Investments
	(Cost $27,714,259)		31,283,342

(23.31)%	Net other assets (liabilities)		(5,913,301)

100.00%	NET ASSETS		$25,370,041

(a)	Default Resolution
(b)	All or a portion of the security is pledged as collateral for securities sold short.
*	Non-income producing securities.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
PLC	Public Liability Co.

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description		Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
	Cornerstone Strategic Value Fund, Inc.		10,000	$65,400
	iShares Lehman 20 Plus Year Treasury Bond Fund		8,450	760,416
	iShares MSCI Spain Index Fund		4,000	270,760
	iShares S&P 500 Index Fund		4,900	760,088
	Market Vectors Steel Index Fund		2,800	242,480
	Powershares Golden Dragon Halter USX China Portfolio		17,000	658,240
	SPDR Metal & Mining ETF		3,500	239,575
	Vanguard Emerging Markets ETF		27,000	3,154,140

	Total			$6,151,099

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	DJIA Mini, Dec 07, expires 12/20/07	4	$278,720	$4,752
	Dow Jones Euro Stoxx 50, Dec 07, expires 12/21/07	7	458,170	22,541
	Russell Mini, Dec 07, expires 12/21/07	5	416,150	12,037
	S&P 500 e-Mini, Dec 07, expires 12/21/07	36	2,798,820	58,774

				$98,104

	FUTURES CONTRACT SOLD SHORT

	Nasdaq 100 e-Mini, Dec 2007, expires 12/21/07	44	1,982,200	$(59,157)

	Total			$38,947

CREDIT DEFAULT SWAP

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CDX North American High
Yield Index, Series 8	$(2,500,000)	Buy	2.75%	6/20/2012	$69,381

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2007
% of
Net Assets	Description	Principal	Value

11.26%	CORPORATE BONDS
4.47%	Airlines
	America West Airlines, Series B, 6.93%, 1/2/2008	$68,541	$67,128
	American Airlines, Inc.:
	6.817%, 5/23/2011, Series 01-1	402,000	390,945
	6.977%, 5/23/2021, Series 01-1(d)	987,120	925,504
	7.377%, 5/23/2019, Series 01-1	848,202	797,310
	7.379%, 5/23/2016, Series 01-1	620,325	580,004
	7.858%, 10/1/2011, Series 01-2	100,000	105,625
	AMR Corp.:
	9.75%, 8/15/2021	469,000	436,170
	9.88%, 6/15/2020	343,000	317,275
	10.55%, 3/12/2021	100,000	98,250
	Continental Airlines, Inc.:
	6.648%, 9/15/2017, Series 981A	314,034	316,565
	6.703%, 6/15/2021, Series 01-1	137,814	137,814
	6.748%, 3/15/2017, Series 981B	349,637	337,802
	6.795%, 8/2/2018, Series 991B	214,897	206,301
	6.954%, 8/2/2009, Series 991C	63,872	62,781
	7.033%, 6/15/2011, Series 01-1	258,339	250,981
	7.339%, 4/19/2014, Series C	200,000	190,000
	7.461%, 4/1/2013, Series 971B	86,565	83,968
	7.461%, 4/1/2015, Series 971A	1,334,562	1,321,216
	7.566%, 3/15/2020, Series 99-2	183,948	177,510
	8.388%, 11/1/2020, Series 00-1	195,854	196,833
	8.56%, 7/2/2014, Series 962B	82,441	83,060
	Delta Airlines, Inc.:
	0.00%, 8/15/2008(a)*	500,000	34,375
	0.00%, 12/15/2009(a)*	165,000	11,344
	0.00%, 5/15/2016(a)*	635,000	43,656
	0.00%, 5/15/2021(a)*	165,000	11,344
	0.00%, 3/15/2022(a)*	165,000	10,931
	0.00%, 12/15/2029(a)*	2,550,000	175,313
	6.619%, 3/18/2011, Series 01-1	350,386	352,576
	6.718%, 1/2/2023, Series 02-1	860,638	885,681
	7.711%, 9/18/2011, Series 01-1	925,000	912,859
	7.92%, 11/18/2010, Series 00-1	700,000	699,125
	Northwest Airlines, Inc.:
	7.691%, 4/1/2017, Series 01-B	483,316	474,634
	7.95%, 3/1/2015, Series 992B	834,132	823,705
	Southwest Airlines Co.:
	6.65%, 8/1/2022, Series 07-1(f)	600,000	597,384
	7.22%, 7/1/2013, Series 95A3, Callable 12/24/2007 @ $100	149,424	149,587
	United Airlines, Inc.:
	6.602%, 9/1/2013, Series 01-1	256,872	258,659
	7.032%, 10/1/2010, Series 00-2	532,666	532,666
	7.336%, 7/2/2019(b)	1,010,000	1,011,263
	7.73%, 7/1/2010, Series 00-1	611,683	613,213

			14,681,357

0.52%	Automotive
	Ford Motor Co.:
	7.40%, 11/1/2046	850,000	616,250
	8.90%, 1/15/2032	360,000	319,500
	General Motors, 9.40%, 7/15/2021	800,000	788,000

			1,723,750

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

0.70%	Banks
	Bank of America Corp.:
	4.75%, 8/1/2015(d)	$750,000	$709,778
	5.30%, 3/15/2017(d)	1,000,000	967,906
	5.75%, 8/15/2016(d)	600,000	601,821

			2,279,505

5.26%	Financial Services
	Bear, Stearns & Co. Inc., 5.55%, 1/22/2017(d)	1,175,000	1,101,232
	Berkshire Hathaway, Inc., 4.125%, 1/15/2010(d)	450,000	443,678
	Citigroup, Inc., 5.50%, 2/15/2017(d)	975,000	958,632
	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/2012	80,000	83,914
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011(d)	1,000,000	999,396
	General Electric Capital Corp.:
	4.375%, 11/21/2011(d)	230,000	224,717
	5.00%, 1/8/2016(d)	500,000	489,071
	6.00%, 6/15/2012(d)	500,000	519,191
	6.875%, 11/15/2010(d)	250,000	264,519
	7.50%, 2/28/2011, Series EMTN	3,000,000	2,245,231
	8.125%, 5/15/2012(d)	2,000,000	2,242,296
	General Motors Acceptance Corp., LLC:
	5.85%, 1/14/2009(d)	1,115,000	1,076,143
	8.00%, 11/1/2031(d)	710,000	659,263
	General Motors Nova Finance, 6.85%, 10/15/2008	700,000	696,500
	Goldman Sachs Group, Inc.:
	4.50%, 6/15/2010	80,000	78,972
	4.75%, 7/15/2013(d)	800,000	767,692
	5.25%, 4/1/2013(d)	300,000	297,917
	5.625%, 1/15/2017(d)	975,000	946,412
	HSBC Finance Corp., 5.875%, 2/1/2009	80,000	80,808
	Lehman Brothers Holdings, 6.50%, 7/19/2017(d)	1,175,000	1,186,324
	Merrill Lynch & Co., Inc., 5.70%, 5/2/2017(d)	1,000,000	958,300
	Morgan Stanley & Co. Inc., Series MTN, 5.55%, 4/27/2017(d)	1,000,000	975,624

			17,295,832

0.29%	Health Care
	UnitedHealth Group, Inc., 3.30%, 1/30/2008(d)	940,000	936,760

0.02%	Metals & Mining
	Alcoa, Inc., 6.00%, 1/15/2012	80,000	81,758

	Total Corporate Bonds
	(Cost $36,804,283)		36,998,962

3.89%	COLLATERALIZED MORTGAGE OBLIGATIONS
3.89%	U.S. Government & Agency
	Federal Farm Credit Bank, 5.59%, 12/11/2012,
	Series 2006-IAB3, Class 1(d)	1,123,707	1,124,628
	Federal Home Loan Bank, 4.72%, 9/20/2012(d)	1,187,148	1,169,329
	Federal Home Loan Mortgage Corp.:
	4.25%, 12/15/2014(d)	1,964,751	1,881,226
	5.25%, 8/15/2011, Series 3196, Class PA(d)	722,817	724,600
	5.50%, 2/15/2031, Series 3174, Class CB(d)	1,000,000	1,008,217

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

	U.S. Government & Agency (Continued)
	5.75%, 12/15/2018, Series R009, Class AJ, REMIC(d)	$3,922,062	$3,950,218
	6.00%, 4/15/2018(d)	1,955,970	1,983,506
	Small Business Administration, 8.075%, 4/25/2019(c)	882,066	948,425

	Total Collateralized Mortgage Obligations
	(Cost $12,735,752)		12,790,149

1.24%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 3.50%, 4/15/2009(d)	100,000	98,756
	Federal Home Loan Bank:
	3.875%, 2/12/2010, Series RH10(d)	150,000	148,487
	4.375%, 3/17/2010(d)	150,000	150,186
	5.625%, 6/9/2017(d)	3,000,000	3,161,292
	Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016(d)	500,000	522,189

	Total U.S. Government & Agency
	(Cost $3,921,272)		4,080,910

5.16%	U.S. TREASURY SECURITIES
	U.S. Treasury Bill, 0.00%, 4/3/2008(d)	7,000,000	6,884,178
	U.S. Treasury Inflation Indexed Security, 2.375%, 1/15/2017(d)	4,375,000	4,610,355
	U.S. Treasury Note:
	4.50%, 2/28/2011(d)	290,000	294,713
	4.875%, 8/15/2016(d)	5,000,000	5,164,845

	Total U.S. Treasury Securities
	(Cost $16,422,356)		16,954,091

10.14%	FOREIGN BONDS
1.98%	Banks
	European Investment Bank, 4.50%, 1/14/2013	1,000,000	1,995,197
	Inter-American Development Bank:
	6.00%, 12/15/2017, Series EMTN	1,085,000	749,597
	6.25%, 6/22/2016	1,000,000	704,759
	7.25%, 5/24/2012, Series INTL	1,030,000	772,768
	KfW, Series EMTN, 6.50%, 11/15/2011	3,118,000	2,276,557

			6,498,878

0.72%	Financial Services
	General Electric Capital Corp., Series EMTN, 6.75%, 9/26/2016	3,290,000	2,358,656

7.44%	Sovereign Bonds
	Bundesobligation, Germany, Series 149, 3.50%, 10/14/2011	1,825,000	2,582,644
	Bundesrepublik, Deutschland, 3.50%, 1/4/2016	6,170,000	8,503,960
	Federal Republic of Brazil:
	7.875%, 3/7/2015	475,000	540,787
	12.50%, 1/5/2016	300,000	197,364
	Mexican Fixed Rate Bonds, Series M 10, 8.00%, 12/17/2015	7,500,000	708,666
	New South Wales Treasury Corp.:
	5.50%, 8/1/2014, Series 14RG(b)	4,540,000	3,936,764
	7.00%, 12/1/2010, Series 10RG	2,152,000	2,002,117
	8.00%, 3/1/2008, Series 08RG	425,000	397,208
	New Zealand Government, Series 1111, 6.00%, 11/15/2011	420,000	313,049
	Gilt Edged Securities:
	4.00%, 9/7/2016	1,560,000	3,030,843
	5.00%, 3/7/2008	1,073,000	2,226,166

			24,439,568

	Total Foreign Bonds
	(Cost $30,292,928)		33,297,102

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

8.12%	MUNICIPAL BONDS
0.49%	Alabama
	City of Alabaster, Series A, GO, 5.34%, 4/1/2017,
	Callable 4/1/2015 @ 100, XLCA(d)	$170,000	$165,340
	Tuscaloosa Alabama, Series A, GO, 4.375%, 7/1/2037,
	Callable 1/1/2017 @ 100, AMBAC(d)	1,500,000	1,443,240

			1,608,580

1.89%	California
	California State:
	4.25%, 12/1/2035, GO, Callable 12/1/2016 @ 100, AMBAC(d)	500,000	457,100
	4.50%, 8/1/2030, GO, Callable 2/1/2017 @ 100, MBIA-IBC(d)	1,000,000	972,180
	4.50%, 8/1/2030, GO, Callable 2/01/2017@ 100(d)	3,135,000	2,959,879
	Howell Mountain Elementary School District Election:
	Zero Coupon, 8/1/2028, GO(d)	190,000	74,284
	Zero Coupon, 8/1/2029, GO(d)	150,000	55,221
	Los Angeles County Pension Obligation, Taxable, Series C,
	Revenue, Zero Coupon, 6/30/2008, MBIA(d)	135,000	130,776
	Solano County, Taxable, Revenue, 5.14%, 1/15/2014(d)	1,280,000	1,263,897
	Thousand Oaks Redevelopment Agency, Taxable, Series B,
	Tax Allocation, 5.00%, 12/1/2009, AMBAC(d)	250,000	249,845
	Watsonville Redevelopment Agency, Taxable, Tax Allocation,
	5.20%, 9/1/2012, FGIC	60,000	59,794

			6,222,976

0.37%	Florida
	Auburndale Florida Water & Sewer, Revenue, 4.375%,
	12/1/2037, Callable 12/1/2017 @ 100, AMBAC(d)	1,275,000	1,212,538

0.08%	Georgia
	College Park Business & Industrial Development Authority, Taxable,
	Revenue, 5.75%, 9/1/2015(d)	250,000	253,907

0.84%	Illinois
	Aurora Metropolitan Exposition Auditorium & Office
	Building Authority, Taxable, Revenue, 3.00%, 7/1/2008(d)	165,000	162,807
	Regional Transportation Authority, Series A, Revenue,
	4.50%, 7/1/2035, Callable 7/1/2016 @ 100, MBIA(d)	1,950,000	1,881,087
	University of Illinois, Revenue, 4.50%, 4/1/2036,
	Callable 4/1/2016 @ 100, MBIA(d)	735,000	714,295

			2,758,189

0.08%	Maine
	City of Auburn, Taxable, GO, 5.125%, 8/1/2011	275,000	274,893

0.52%	Massachusetts
	Massachusetts Water Resources Authority, Series A, Revenue,
	4.375%, 8/1/2032, Callable 2/1/2017 @ 100, FSA(d)	1,785,000	1,713,172

0.38%	Nebraska
	Lincoln Nebraska Electric System, Series A, Revenue,
	4.25%, 9/1/2029, Callable 9/1/2017 @ 100, FGIC(d)	1,330,000	1,262,729

0.31%	Nevada
	Clark County, GO, 4.75%, 11/1/2035, Callable 5/1/2016 @ 100, FGIC(d)	1,000,000	1,006,940

0.01%	New Jersey
	Orange Township, Taxable, Series C, GO, 5.17%, 12/1/2011, FSA	35,000	35,087

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

0.05%	North Carolina
	Charlotte Airport, Taxable, Series C, Revenue, 4.05%, 7/1/2009(d)	$150,000	$147,918

1.03%	Pennsylvania
	Beaver County, Taxable, GO, 5.00%, 12/15/2011, FSA	60,000	59,558
	Commonwealth Funding Authority, Revenue Bonds,
	5.30%, 6/1/2017, MBIA(d)	2,880,000	2,822,774
	Conneaut School District, Series B, GO, Zero Coupon,
	11/1/2030, FSA State Aid Witholding(d)	690,000	232,413
	Duquesne, Taxable, Series B, GO, 5.00%, 12/15/2013, FSA(d)	170,000	166,404
	Washington, Taxable, Series A, GO, 5.40%, 9/1/2008, FGIC(d)	100,000	100,287

			3,381,436

0.10%	South Carolina
	Richland Lexington Airport District, Taxable, Revenue, 6.59%,
	1/1/2017, FSA(d)	300,000	318,246

0.12%	Tennessee
	Alcoa Tennessee, Taxable, GO, 5.55%, 6/1/2020, Callable
	6/1/2015 @ $100, AMBAC(d)	400,000	399,280

1.85%	Texas
	Anna Independent School District, GO, 4.50%,
	8/15/2035, Callable 8/15/2017 @ $100, PSF-G(d)	1,335,000	1,291,719
	Chapel Hill Independent School District, GO, 4.50%,
	8/15/2032, Callable 8/15/2017 @ $100, PSF-G(d)	3,920,000	3,811,299
	Red Oak Independent School District, GO, 4.50%,
	8/15/2038, Callable 8/15/2017 @ $100, PSF-G(d)	500,000	481,420
	Texas State, GO, 4.50%, 4/1/2033, Callable 4/1/2017 @ $100(d)	500,000	481,650

			6,066,088

	Total Municipal Bonds
	(Cost $26,151,291)		26,661,979

		Shares

0.13%	PREFERRED STOCKS
0.06%	Banks
	BAC Capital Trust I, 7.00%, Callable 12/10/2007 @ $25.00	2,302	57,572.77
	Bank One Capital Trust VI, 7.20%, Callable 12/24/2007 @ $25.00	2,862	71,549.75
	Compass Capital III, 7.35%, Calllable 11/8/2007 @ $25.00	1,568	39,434.95
	Wells Fargo Capital Trust IV, 7.00%, Callable 12/24/2007 @ $25.00	1,165	29,217.95

			197,775.00

0.05%	Financial Services
	Citigroup Capital VII, 6.95%, Callable 12/24/2007 @ $25.00	2,098	52,491.96
	Citigroup Capital VIII, 7.125%, Callable 12/24/2007 @ $25.00	1,168	28,697.76
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 3/30/2008 @ $25.00	1,559	37,961.65
	Merrill Lynch Preferred Capital Trust IV, 7.12%, Callable 6/30/2008 @ $25.00	1,320	32,366.40

			151,518.00

0.02%	Telecommunications
	US Cellular Corp., 8.75%, Callable 11/1/2007 @ $25.00	2,526	63,150.00

	Total Preferred Stocks
	(Cost $424,429)		412,444.00

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

62.67%	EXCHANGE TRADED / CLOSED-END FUNDS
62.27%	Closed-End Funds
5.21%	Asset Allocation Closed-End Funds
	Chartwell Dividend & Income Fund, Inc.	166,236	$1,378,096
	Flaherty & Crurine/Claymore Total Return Fund, Inc.	16,675	311,823
	John Hancock Patriot Premium Dividend Fund II(e)	869,813	9,211,318
	LMP Capital and Income Fund, Inc.(e)	242,322	4,817,361
	Pioneer Tax Advantaged Balanced Fund	97,188	1,398,535

			17,117,133

3.56%	Equity Closed-End Funds
	Cohen & Steers Closed-End Opportunity Fund, Inc.	25,848	432,954
	Cohen & Steers Select Utility Fund, Inc.	74,025	2,092,687
	Cohen & Steers Worldwide Realty Income Fund, Inc.	26,525	585,937
	Eaton Vance Enhanced Equity Income Fund II	5,582	107,454
	ING Clarion Global Real Estate Income Fund	138,353	2,707,568
	ING Risk Managed Natural Resources Fund	20,000	353,000
	John Hancock Preferred Income Fund III	16,788	327,030
	Macquarie Global Infrastructure Total Return Fund, Inc.	48,500	1,526,780
	Reaves Utility Income Fund (The)	75,242	1,975,855
	RMR Asia Pacific Real Estate Fund	19,486	465,715
	RMR Hospitality & Real Estate Fund	45,030	814,142
	RMR Real Estate Fund	22,912	321,685

			11,710,807

3.91%	Municipal Closed-End Funds
	Alliance California Municipal Income Fund, Inc.	6,336	87,564
	BlackRock MuniYield Arizona Fund, Inc.	5,952	81,304
	BlackRock Florida Insured Municipal Income Trust	1,664	22,314
	BlackRock Florida Municipal 2020 Term Trust	9,024	118,666
	BlackRock Long-Term Municipal Advantage Trust	40,258	488,732
	BlackRock MuniHoldings California Insured Fund, Inc.	4,545	59,267
	BlackRock MuniHoldings Florida Insured Fund	75,163	942,544
	BlackRock MuniHoldings Fund, Inc.	13,432	198,391
	BlackRock MuniHoldings Insured Fund II, Inc.	4,615	56,072
	BlackRock MuniHoldings Insured Fund, Inc.	37,977	461,041
	BlackRock MuniHoldings New York Insured Fund, Inc.	3,550	47,002
	BlackRock MuniYield Florida Fund	740	9,516
	BlackRock MuniYield Florida Insured Fund	16,835	214,478
	BlackRock MuniYield Michigan Insured Fund, Inc.	17,600	235,840
	BlackRock MuniYield New Jersey Insured Fund, Inc.	6,080	83,296
	BlackRock MuniYield Pennsylvania Insured Fund	11,484	156,986
	BlackRock MuniYield Quality Fund II, Inc.	42,320	490,912
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	8,211	111,670
	DTF Tax Free Income, Inc.	4,920	68,732
	DWS Strategic Municipal Income Trust	12,096	137,894
	Eaton Vance Insured California Municipal Bond Fund II	2,176	29,942
	Eaton Vance Insured Municipal Bond Fund II	6,144	89,764
	Eaton Vance Massachusetts Municipal Income Fund	2,624	35,424
	Eaton Vance Municipal Income Trust	17,729	250,333
	Eaton Vance New Jersey Municipal Income Trust	2,752	37,565
	Eaton Vance New York Municipal Income Trust	4,751	67,654
	Investment Grade Municipal Income Fund	4,497	59,765
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	15,642	193,961
	MFS High Income Municipal Trust	1,000	5,830

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Neuberger Berman California Intermediate Municipal Fund	1,280	$16,742
	Neuberger Berman Intermediate Municipal Fund, Inc.	26,880	345,677
	Neuberger Berman New York Intermediate Municipal Fund, Inc.	3,872	50,104
	Nuveen Arizona Premium Income Municipal Fund	2,954	37,250
	Nuveen California Dividend Advantage Municipal Fund	21,264	294,081
	Nuveen California Dividend Advantage Municipal Fund II	4,225	56,826
	Nuveen California Investment Quality Municipal	6,360	87,259
	Nuveen California Municipal Market Opportunity Fund	3,292	45,397
	Nuveen California Municipal Value Fund	13,715	128,372
	Nuveen California Premium Income Municipal Fund	4,416	57,850
	Nuveen California Quality Income Municipal Fund	3,379	47,171
	Nuveen California Select Quality Municipal Fund	5,185	70,516
	Nuveen Connecticut Premium Income Municipal Fund	3,840	52,147
	Nuveen Dividend Advantage Municipal Fund	6,285	85,665
	Nuveen Florida Investment Quality Municipal Fund	5,568	73,052
	Nuveen Florida Quality Income Municipal Fund	14,957	197,881
	Nuveen Georgia Premium Income Municipal Fund	7,680	102,221
	Nuveen Insured California Premium Income Municipal Fund II	19,837	265,221
	Nuveen Insured Florida Premium Income Municipal Fund	33,632	455,377
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	1,408	18,276
	Nuveen Insured Premium Income Municipal Fund	29,555	359,980
	Nuveen Insured Quality Municipal Fund, Inc.	36,709	499,610
	Nuveen Maryland Dividend Advantage Municipal Fund	3,392	46,335
	Nuveen Maryland Dividend Advantage Municipal Fund III	896	11,630
	Nuveen Maryland Premium Income Municipal Fund	11,478	150,247
	Nuveen Massachusetts Premium Income Municipal Fund	8,256	111,043
	Nuveen Michigan Premium Income Municipal Fund	4,224	56,982
	Nuveen Michigan Quality Income Municipal Fund	10,591	143,402
	Nuveen Municipal Advantage Fund	920	12,834
	Nuveen New Jersey Dividend Advantage Municipal Fund	28,616	387,747
	Nuveen New Jersey Investment Quality Municipal Fund	22,643	299,340
	Nuveen New Jersey Premium Income Municipal Fund	3,265	44,110
	Nuveen New York Performance Plus Municipal Fund	4,519	64,215
	Nuveen New York Quality Income Municipal Fund	27,046	356,737
	Nuveen North Carolina Dividend Advantage Municipal Fund II	2,624	36,237
	Nuveen North Carolina Premium Income Municipal Fund	27,334	359,442
	Nuveen Ohio Dividend Advantage Municipal Fund	6,358	87,105
	Nuveen Ohio Quality Income Municipal Fund	768	10,990
	Nuveen Pennsylvania Investment Quality Municipal Fund	20,304	271,058
	Nuveen Pennsylvania Premium Income Municipal Fund II	6,336	80,087
	Nuveen Performance Plus Municipal Fund	6,780	92,140
	Nuveen Premier Insured Municipal Income Fund, Inc.	31,277	414,420
	Nuveen Premium Income Municipal Fund IV	12,975	152,846
	Nuveen Quality Income Municipal Fund	3,774	51,477
	Nuveen Texas Quality Income Municipal Fund	3,000	40,290
	Nuveen Virginia Dividend Advantage Municipal Fund II	12,009	172,810
	Nuveen Virginia Premium Income Municipal Fund	14,549	201,940
	PIMCO New York Municipal Income Fund III	5,565	74,571
	Putnam Municipal Bond Fund	27,296	320,455
	Putnam Municipal Opportunities Trust	34,607	394,520
	Seligman Select Municipal Fund, Inc.	15,040	150,099
	Van Kampen Pennsylvania Value Municipal Income Trust	3,900	52,845

			12,837,088

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

49.59%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	130,283	$1,206,421
	Aberdeen Asia-Pacific Income Fund, Inc.	220,376	1,386,165
	Aberdeen Global Income Fund, Inc.	74,465	965,811
	ACM Income Fund, Inc.(e)	914,760	7,501,032
	ACM Managed Dollar Income Fund	31,783	229,473
	Advent Claymore Convertible Securities & Income Fund	81,204	2,042,281
	Alliance World Dollar Government Fund II	25,255	336,902
	American Income Fund, Inc.	47,800	369,972
	Bancroft Fund Ltd.	15,782	336,788
	BlackRock Core Bond Trust(e)	501,772	6,136,672
	BlackRock Corporate High Yield Fund III, Inc.	12,700	94,234
	BlackRock Corporate High Yield Fund V, Inc.	108,560	1,355,914
	BlackRock Corporate High Yield Fund, Inc.	38,655	291,845
	BlackRock Floating Rate Income Strategies Fund II	27,025	448,885
	BlackRock High Income Shares	243,915	553,687
	BlackRock High Yield Trust	134,773	932,629
	BlackRock Income Trust(e)	1,146,736	6,662,536
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.	44,435	768,281
	BlackRock Preferred Income Strategies Fund, Inc.(e)	367,188	6,220,165
	BlackRock Preferred Opportunity Trust	16,790	334,289
	BlackRock Senior High Income Fund, Inc.	32,485	177,043
	BlackRock Strategic Bond Trust	90,885	1,079,714
	Castle Convertible Fund, Inc.	64,402	1,577,849
	Credit Suisse High Yield Bond Fund	118,699	433,251
	Dreyfus High Yield Strategies Fund(e)	882,853	3,416,641
	Duff & Phelps Utility & Corporate Bond Trust, Inc.(e)	599,703	6,266,896
	DWS Dreman Value Income Edge Fund	21,300	333,558
	DWS Global High Income Fund, Inc.	64,634	557,145
	DWS Strategic Income Trust	54,645	644,265
	Eaton Vance Limited Duration Income Fund	30,562	487,770
	Ellsworth Fund Ltd.	102,831	884,347
	Evergreen Income Advantage Fund	102,082	1,264,796
	Evergreen Multi-Sector Income Fund	64,939	1,053,311
	First Trust/FIDAC Mortgage Income Fund	62,818	1,025,190
	First Trust/Four Corners Senior Floating Rate Income Fund	24,056	382,731
	First Trust/Four Corners Senior Floating Rate Income Fund II	50,407	812,057
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	172,193	3,125,303
	Franklin Templeton Limited Duration Income Trust	66,363	800,338
	Global High Income Fund, Inc.	24,065	346,055
	Global Income Fund, Inc.	37,300	146,589
	High Yield Plus Fund, Inc. (The)	254,687	837,920
	Hyperion Strategic Mortgage Income Fund, Inc.	55,335	590,424
	Hyperion Total Return Fund	61,025	451,585
	ING Prime Rate Trust	36,174	240,195
	John Hancock Income Securities Trust Fund	23,997	318,920
	MFS Charter Income Trust(e)	1,253,545	10,479,636
	MFS InterMarket Income Trust I	71,631	585,225
	MFS Intermediate High Income Fund	73,418	229,064
	MFS Intermediate Income Trust(e)	2,474,918	15,443,488
	MFS Multimarket Income Trust(e)	1,137,876	6,645,196
	Montgomery Street Income Securities, Inc.	60,024	983,193
	Morgan Stanley Emerging Markets Debt Fund, Inc.	275,077	2,712,259
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	51,695	978,586
	Morgan Stanley Global Opportunity Bond Fund, Inc.	84,462	606,437

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Morgan Stanley High Yield Fund, Inc.	235,935	$1,347,189
	Morgan Stanley Income Securities, Inc.	17,496	270,663
	Nuveen Multi-Strategy Income & Growth Fund	204,010	2,425,679
	Nuveen Multi-Strategy Income & Growth Fund 2	229,405	2,723,037
	Pacholder High Yield Fund, Inc.	23,633	211,515
	PCM Fund, Inc.(e)	235,186	2,575,287
	Prospect Street High Income Portfolio, Inc.	356,312	1,072,499
	Putnam High Income Securities Fund	11,885	97,100
	Putnam Master Intermediate Income Trust(e)	636,522	3,952,802
	Putnam Premier Income Trust(e)	1,257,460	7,771,103
	Rivus Bond Fund	8,000	138,640
	Transamerica Income Shares, Inc.	85,069	1,624,818
	Van Kampen Bond Fund	104,120	1,783,576
	Van Kampen High Income Trust II	63,271	228,408
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	10,300	105,266
	Western Asset Emerging Markets Debt Fund, Inc.(e)	462,257	8,376,097
	Western Asset Emerging Markets Floating Rate Fund, Inc.	28,005	334,660
	Western Asset Emerging Markets Income Fund II, Inc.	96,380	1,248,121
	Western Asset Global High Income Fund, Inc.	66,986	806,511
	Western Asset High Income Fund II, Inc.	125,054	1,298,061
	Western Asset High Income Opportunity Fund, Inc.	361,817	2,239,647
	Western Asset Inflation Management Fund, Inc.(e)	203,438	3,287,558
	Western Asset Managed High Income Fund, Inc.	330,515	1,983,090
	Western Asset Variable Rate Strategic Fund, Inc.	65,096	1,077,339
	Western Asset Worldwide Income Fund, Inc.	109,343	1,437,861
	Western Asset Zenix Income Fund, Inc.	20,866	53,626
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund(e)	398,165	4,662,512
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund II(e)	454,155	5,345,404
	Zweig Total Return Fund, Inc. (The)	66,900	319,113

			162,888,141

			204,553,169

0.40%	Equity ETF
	iShares Dow Jones U.S. Real Estate Index Fund	17,020	1,308,668

	Total Exchange Traded / Closed-End Funds
	(Cost $210,210,492)		205,861,837

		Contracts

0.13%	PURCHASED OPTIONS*
	CBOE SPX Volatility Index, Call @ $18, 11/21/2007	389	93,360.00
	CBOE SPX Volatility Index, Call @ $19, 11/21/2007	970	194,000.00
	CBOE SPX Volatility Index, Call @ $20, 11/21/2007	124	21,080.00
	CBOE SPX Volatility Index, Call @ $22.50, 11/21/2007	700	73,500.00
	CBOE SPX Volatility Index, Call @ $27.50, 11/21/2007	546	21,840.00
	CBOE SPX Volatility Index, Call @ $30, 11/21/2007	821	20,525.00
	WTI Crude Oil Future, Put @ $69, 11/13/2007	42	420.00
	WTI Crude Oil Future, Put @ $71, 11/13/2007	30	300.00
	WTI Crude Oil Future, Put @ $73.50, 11/13/2007	20	400.00

	Total Purchased Options
	(Cost $816,934)		425,425.00

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

2.79%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 4.96%, 11/1/07	$9,172,003	$9,172,003

	Total Short-Term Investments
	(Cost $9,172,003)		9,172,003

105.53%	Total Investments
	(Cost $346,951,740)		346,654,902

(5.53)%	Net other assets (liabilities)		(18,158,882)

100.00%	NET ASSETS		$328,496,020

(a)	Default Resolution
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment
Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	All or a portion of the security is pledged as collateral for securities sold short.
(e)	All or a portion of the security is segregated in connection with certain foreign currency and futures contracts.
(f)	Fair value priced security.
*	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
XLCA	Insured by XL Capital Assurance

		Shares	Value

EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
Energy Select Sector SPDR Fund		10,665	$814,273
iShares Lehman 1-3 Year Treasury Bond Fund		135,882	11,054,001
iShares MSCI Australia Index Fund		22,645	786,008
iShares MSCI Brazil Index Fund		24,534	2,101,337
iShares MSCI Emerging Markets Index		10,636	1,776,318
Market Vectors Gold Miners ETF		11,346	572,065
Oil Service HOLDRs Trust		4,786	909,819
Technology Select Sector SPDR Fund		23,966	682,791
Utilities Select Sector SPDR Fund		61,155	2,596,030

Total			$21,292,642

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT
90 Day Eurodollar, Dec 07, expires 12/17/07	8	$1,905,000	$(3,422)
90 Day Eurodollar, Jun 08, expires 6/16/08	75	17,928,750	24,172
90 Day Eurodollar, Dec 08, expires 12/15/08	84	20,097,000	11,997
U.S. 2 Year Note, Dec 07, expires 12/31/07	134	27,752,656	27,784
U.S. 5 Year Note, Dec 07, expires 12/31/07	90	9,660,938	36,063
U.S. 10 Year Note, Dec 07, expires 12/19/07	46	5,060,719	23,499
U.S. Long Bond, Dec 07, expires 12/19/07	33	3,715,594	19,370

Total			$139,463

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
CDX Emerging Market Index,
Series 7	$(15,000,000)	Buy	1.25%	6/20/2012	$(11,655)
CDX North American, High Yield,
Series 8	(37,960,000)	Buy	2.75%	6/20/2012	1,053,484

Total					$1,041,829

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2007
% of
Net Assets	Description	Principal	Value

0.02%	CORPORATE BONDS
0.02%	Airline
	Delta Airlines, Inc., 0.00%, 12/15/2029(a)*	$600,000	$41,250

	Total Corporate Bonds
	(Cost $78)		41,250

60.38%	MUNICIPAL BONDS
1.56%	Alabama
	Alabama Agriculture & Mechanical, 5.00%, 11/1/2017(d)	1,900,000	2,058,156
	Alabama State Federal Highway Finance Authority,
	Series A, 5.00%, 3/1/2017	275,000	287,023
	Birmingham Jefferson Civic Center Authority,
	Series A, 4.125%, 7/1/2017	100,000	100,018
	City of Mobile, 5.375%, 8/15/2014	500,000	539,795

			2,984,992

2.09%	Alaska
	Alaska Housing Finance Corp., 3.58%, 12/1/2024(b)	4,000,000	4,000,000

0.12%	Arkansas
	Arkansas Development Finance Authority,
	Series B, 5.00%, 11/1/2014	220,000	236,909

4.41%	California
	Antioch California Union School District, Certificate of
	Participation, 4.25%, 9/1/2021(c)	685,000	675,102
	Berryessa Union School District,
	Series B, 4.75%, 8/1/2016	100,000	104,466
	California State:
	5.00%, 9/1/2016, GO(c)	500,000	536,065
	5.00%, 12/1/2020, Various Purpose, Callable 12/1/2016 @ 100(c)	2,000,000	2,096,520
	4.50%, 8/1/2026, GO, Callable 2/01/2017@ 100(c)	1,350,000	1,303,465
	4.50%, 8/1/2030, GO, Callable 2/01/2017@ 100(c)	1,000,000	944,140
	Chabot-Las Positas Community College District, Zero Coupon, 8/1/2014	500,000	387,715
	Foothill-De Anza Community College, Zero Coupon, 8/1/2018(c)	1,000,000	639,280
	Las Virgenes School District, Series D, Zero Coupon, 9/1/2020(c)	970,000	554,452
	Oakland Redevelopment Agency, 5.50%, 2/1/2014	145,000	153,738
	San Jose, California Parks & Public Safety, 4.00%, 9/1/2019(c)	1,050,000	1,029,105

			8,424,048

0.55%	Colorado
	Arkansas River Power Authority, 5.25%, 10/1/2016	300,000	329,976
	Douglas County School District No. RE1 Douglas & Elber
	Counties, 7.00%, 12/15/2012(c)	585,000	675,593
	Garfield Pitkin & Eagle Counties School District No. RE001
	Roaring Fork, 5.25%, 12/15/2012	35,000	37,758

			1,043,327

4.64%	Florida
	Alachua County Health Facilities Authority, Shands
	Teaching Hospital and Clinics, Inc., Series B, 3.34%, 12/1/2026(b)	3,800,000	3,800,000
	Broward County, Florida Airport System, 5.00%, 10/1/2018(c)	1,000,000	1,054,230
	Dunedin Utility System, 6.25%, 10/1/2011	50,000	54,938
	Jea, St. Johns River Power Park System, Series 22, 4.00%, 10/1/2014(c)	800,000	806,736
	Lakeland, Florida Energy System, 5.00%, 10/1/2024(c)	1,045,000	1,096,236
	Nassau County, Florida, Public Improvement, 5.00%, 5/1/2021(c)	1,260,000	1,364,341
	Orange County Health Facilities Authority, 5.75%, 12/1/2032(c)	600,000	659,010
	Orlando, Florida Utilities Commission, Revenue, 6.00%, 10/1/2010	30,000	32,080

			8,867,571

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

1.25%	Georgia
	Atlanta Water & Wastewater, Series A, 5.00%, 11/1/2029(c)	$35,000	$36,046
	Fulton County, Georgia Development Authority, Zero Coupon, 5/1/2033	105,000	7,219
	Georgia State, Series H-3, 3.43%, 12/1/2026(b)	2,335,000	2,335,000

			2,378,265

3.87%	Illinois
	Chicago O’ Hare International Airport:
	3.41%, 1/1/2015, Revenue, LOC Societe Generale(b)	2,500,000	2,500,000
	5.25%, 1/1/2016, Series B, Revenue, MBIA	260,000	283,735
	Chicago Transit Authority Capital Grant Receipts, 5.25%, 6/1/2009	500,000	514,030
	City of Bellwood, Series B, 4.45%, 12/1/2020	100,000	101,283
	City of Oak Park, Series B, Zero Coupon, 11/1/2013	500,000	396,045
	City of Orland Park, 4.125%, 12/1/2018	260,000	259,649
	Cook County Community School District No. 97 Oak Park,
	Series B, 9.00%, 12/1/2015	300,000	404,820
	Cook County School District No. 100, 8.10%, 12/1/2015	300,000	389,427
	Cook County Township High School District 225 North Field Township,
	Series A, 5.75%, 12/1/2013(c)	1,000,000	1,067,680
	Illinois State Sales Tax Revenue, First Series, 5.00%, 6/15/2009(c)	1,000,000	1,024,530
	Jackson & Williamson Counties Community High School
	District No. 165, 7.50%, 12/1/2009(d)	250,000	270,333
	Winnebago County, 4.25%, 12/30/2013	175,000	180,537

			7,392,069

3.99%	Indiana
	Decatur Township Marion County Multi-School Building Corp.,
	Series B, 5.00%, 7/15/2015(c)	605,000	653,013
	Franklin, Indiana Coummunity School Building Corp.,
	Revenue, 5.00%, 7/10/2018(c)	1,575,000	1,700,764
	Greenfield Central Community Building Corp., 2.80%, 7/15/2008	100,000	99,376
	Hammond Local Public Improvement Bond Bank,
	Series A, 4.50%, 8/15/2017(c)	895,000	910,179
	Hammond Public Library Leasing Corp., 5.00%, 7/10/2014	410,000	439,516
	Indiana State Fair Common Fairgrounds, Revenue, 4.20%, 1/1/2014	390,000	398,143
	Indiana Transportation Finance Authority, Series C, 5.50%, 12/1/2015(c)	585,000	653,129
	Purdue University Revenues, Series C, 3.33%, 7/1/2032(b)	2,500,000	2,500,000
	Randolph Central School Building Corp., 4.75%, 7/15/2011	250,000	262,232

			7,616,352

0.34%	Iowa
	Sioux City Community School District School Infrastructure,
	Series B, 4.00%, 10/1/2015(c)	650,000	655,057

1.16%	Kansas
	Miami County Unified School District No. 416, 5.00%, 9/1/2016(c)	1,000,000	1,087,620
	Neosho County, Kansas University School
	District No. 413, 5.00%, 9/1/2020(c)	1,075,000	1,132,007

			2,219,627

0.59%	Louisiana
	Louisiana State:
	5.00%, 8/1/2012, Series A, GO, MBIA	350,000	370,997
	5.00%, 7/15/2015, Series B, GO, CIFG(c)	500,000	538,985
	5.25%, 10/15/2015, Series A, GO, Callable 10/15/2014 @ 100, AMBAC	200,000	217,170

			1,127,152

0.29%	Massachusetts
	Massachusetts State:
	5.75%, 10/1/2012, Series C, GO, Prerefunded 10/1/2010 @ 100	500,000	531,800
	6.00%, 11/1/2013, Series D, GO, MBIA	25,000	28,192

			559,992

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

1.08%	Michigan
	City of Detroit, Series C, 5.00%, 4/1/2012	$50,000	$52,660
	Northville Public Schools, 5.00%, 5/1/2018	500,000	530,220
	Plymouth-Canton Community School District:
	4.50%, 5/1/2012, GO, Callable 5/1/2008 @ 100, FGIC Q-SBLF(c)	1,100,000	1,104,851
	5.25%, 5/1/2015, GO, Callable 5/1/2013 @ 100, Q-SBLF	350,000	377,265

			2,064,996

0.23%	Mississippi
	Itawamba Community College District, 5.00%, 2/1/2011	50,000	52,181
	Mississippi State:
	6.00%, 9/1/2011, GO, FSA	265,000	288,495
	4.25%, 8/1/2016, GO, Callable 8/1/2013 @ 100	100,000	101,368

			442,044

0.81%	Missouri
	Joint Municipal Electric Utility Commission Power
	Project, 5.00%, 1/1/2015(c)	620,000	666,606
	St Louis Airport, Series A, 5.00%, 7/1/2015(c)	825,000	886,784

			1,553,390

1.66%	Nevada
	Clark County:
	5.00%, 11/1/2017, GO, Callable 11/1/2016 @ 100, AMBAC(c)	825,000	888,715
	4.50%, 6/1/2018, GO, Callable 6/1/2016 @ 100, FSA	275,000	283,880
	North Las Vegas Local Improvement, 4.125%, 12/1/2014	290,000	296,513
	Truckee Meadows Water Authority, Series A, 5.25%, 7/1/2034	340,000	360,356
	Washoe County School District, 5.25%, 6/1/2014(c)	1,000,000	1,086,630
	Water Pollution Control, 3.25%, 8/1/2010	250,000	248,310

			3,164,404

0.46%	New Jersey
	City of Clifton, 4.25%, 8/1/2017(c)	560,000	573,535
	New Jersey State Educational Facilities Authority,
	Series A, 4.25%, 3/1/2012	300,000	305,853

			879,388

1.01%	New Mexico
	Gallup Joint Utility, 5.00%, 6/1/2017(c)	820,000	868,413
	New Mexico State Highway Common, Series A, 5.50%, 6/15/2013(c)	1,000,000	1,067,600

			1,936,013

2.54%	New York
	City of New York:
	5.00%, 8/1/2014, Series I, GO, FSA	500,000	539,355
	5.25%, 8/1/2014, Series E, GO, Callable 8/1/2013 @ 100(c)	850,000	916,147
	3.90%, 9/1/2016, Series F-1, GO, Callable 9/1/2015 @ 100	100,000	99,479
	City of Utica Public Improvement, 4.75%, 4/1/2015	335,000	356,922
	Erie County Public Improvement, Series A, 5.00%, 12/1/2015	100,000	108,344
	New York City Municipal Water Finance Authority,
	Series C, 2.375%, 6/15/2010	50,000	47,893
	New York City Transit Finance Authority:
	5.25%, 8/1/2012, Series B, Revenue(c)	750,000	805,118
	5.50%, 5/1/2025, Revenue, Prerefunded 5/1/2009 @ 101	300,000	312,324
	New York St Environmental Facilities Corp., State Clean
	Water & Drinking, 5.00%, 6/15/2018(c)	1,260,000	1,368,032
	Troy Industrial Development Authority Civic Facility,
	Revenue, 4.05%, 4/1/2037(b)	290,000	293,988

			4,847,602

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

1.41%	North Carolina
	North Carolina Eastern Municipal Power Agency Power System,
	Series A, 5.00%, 1/1/2017	$435,000	$468,721
	North Carolina State, Series G, 3.25%, 5/1/2021(b)	2,215,000	2,215,000

			2,683,721

2.57%	Ohio
	City of Cleveland Various Purpose, 5.50%, 12/1/2013(c)	570,000	618,684
	Hancock County Ohio Hospital, 3.51%, 12/1/2034(b)	3,750,000	3,750,000
	Jefferson County, 5.70%, 12/1/2013	30,000	33,321
	New Albany Plain Local School District, 3.875%, 12/1/2017	500,000	496,075

			4,898,080

0.94%	Oklahoma
	Tulsa County Public Facilities Authority, 6.95%, 11/1/2011(c)	1,670,000	1,784,879

0.40%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.00%, 12/1/2016(c)	500,000	539,295
	St. Clair Area School District, 2.15%, 11/15/2008	235,000	230,690

			769,985

0.26%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation Authority,
	Series AA, 5.50%, 7/1/2016(c)	445,000	501,030

1.02%	South Carolina
	Beaufort County, 8.00%, 3/1/2016	850,000	1,092,777
	State Highway, Series A, 3.00%, 8/1/2020	1,000,000	857,480

			1,950,257

13.34%	Texas
	Aledo Independent School District, Series A, 5.00%, 2/15/2016(c)	530,000	567,291
	Arlington Independent School District, 5.00%, 2/15/2013(c)	1,000,000	1,063,730
	Austin, Texas Water & Wastewater System:
	5.00%, 11/15/2015, Revenue, MBIA(c)	1,005,000	1,085,591
	5.00%, 11/15/2018, Revenue, MBIA(c)	600,000	649,176
	5.00%, 11/15/2021, Revenue, AMBAC(c)	750,000	792,953
	Birdville Independent School District, Zero Coupon, 2/15/2012	465,000	395,673
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	100,197
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018	90,000	90,515
	Cedar Park, Texas, 5.00%, 2/15/2016	500,000	530,910
	City of Corsicana, 4.00%, 2/15/2010	300,000	303,441
	City of Midlothian, 5.50%, 8/15/2013	175,000	191,622
	City of Rowlett, 4.50%, 2/15/2014(c)	715,000	745,931
	City of San Marcos, 4.45%, 8/15/2021	140,000	140,561
	City of Southlake, 4.00%, 2/15/2017	285,000	283,675
	City of Waco, 4.40%, 2/1/2029	340,000	327,253
	Conroe Independent School District, Series A, 5.00%, 2/15/2014(c)	750,000	803,265
	Corpus Christi Utility System, Series A, 5.50%, 7/15/2009	50,000	51,687
	Dallas County Community College District, 5.375%, 2/15/2018(c)	1,095,000	1,141,713
	Dallas Texas, 5.00%, 2/15/2019	275,000	288,560
	Dallas Waterworks & Sewer Systems, Series A, 5.00%, 10/1/2011(c)	600,000	631,896
	Dallas-Fort Worth International Airport Facility Improvement
	Corp., 6.00%, 11/1/2014	140,000	139,912
	El Paso, Texas, 5.00%, 8/15/2021(c)	1,490,000	1,574,885
	Ennis Independent School District, 5.00%, 8/15/2020(c)	875,000	923,921
	Fort Bend County, 5.00%, 3/1/2019	500,000	525,910
	Harris County, Texas, 5.25%, 10/1/2019	250,000	265,203
	La Joya Independent School District, 5.00%, 2/15/2012	500,000	527,700
	Laguna Madre Water District, 4.50%, 3/1/2024(c)	595,000	595,785
	Leander Independent School District, 5.375%, 8/15/2017(c)	550,000	586,003

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

	Texas (Continued)
	Lewisville Independent School District, 5.00%, 8/15/2012(c)	$1,000,000	$1,061,350
	Lower Colorado River Authority, 5.25%, 1/1/2015	25,000	27,366
	Magnolia Independent School District, 5.00%, 8/15/2019	500,000	535,090
	McLennan County, Texas Junior College, 5.00%, 8/15/2018(c)	1,030,000	1,084,930
	North East Independent School District, 5.25%, 8/1/2011	140,000	148,358
	North Texas Municipal Water District, 5.00%, 9/1/2017(c)	1,125,000	1,210,477
	Northwest Harris County Municipal Utility District No. 5,
	Series A, 5.50%, 5/1/2016(c)	585,000	653,884
	Pearland Waterworks & Sewer Systems:
	6.00%, 9/1/2011, Revenue, AMBAC	135,000	146,314
	5.50%, 9/1/2012, Revenue, MBIA(c)	830,000	897,670
	Port Arthur Independent School District, 5.00%, 2/15/2014(c)	840,000	899,657
	San Benito Consolidated Independent School District, 5.00%, 2/15/2012	450,000	474,930
	State Municipal Power Agency, Zero Coupon, 9/1/2010	250,000	226,115
	State Transportation Community Mobility, Series A, 5.00%, 4/1/2010	170,000	175,948
	State Turnpike Authority Central Texas Turnpike System,
	Series A, Zero Coupon, 8/15/2015	705,000	516,123
	Tarrant County, Texas Health Facilities, 5.00%, 12/1/2019	250,000	259,615
	University of Texas, 5.00%, 7/1/2017(c)	715,000	769,004
	Upper Trinity Regional Water District, 4.00%, 8/1/2020(c)	1,100,000	1,065,735

			25,477,525

0.56%	Utah
	Alpine School District, 4.25%, 3/15/2013	500,000	514,715
	Central Utah Water Conservancy District, Series D, 4.25%, 4/1/2008	50,000	50,164
	Salt Lake City Utah School District, Series A, 4.375%, 3/1/2017(c)	500,000	512,260

			1,077,139

1.12%	Virginia
	Richmond Virginia, Series B, 5.00%, 7/15/2019	2,000,000	2,133,960

4.08%	Washington
	King County, Series B, 5.85%, 12/1/2013	25,000	25,539
	Kitsap County Sewer, 4.20%, 12/1/2007(d)	150,000	150,068
	Klickitat County Public Utility District No. 001,
	Series B, 5.25%, 12/1/2013(c)	1,000,000	1,066,250
	Washington State, Series VR 96A, 3.30%, 6/1/2020(b)	4,900,000	4,900,000
	Washington State University Athletic Facilities:
	4.00%, 10/1/2016, Revenue, AMBAC(c)	570,000	574,235
	4.00%, 10/1/2017, Revenue, Callable 4/1/2017 @ 100, AMBAC(c)	555,000	554,084
	Yakima County School District No. 201 Sunnyside, 4.50%, 12/1/2017	500,000	515,185

			7,785,361

2.03%	Wisconsin
	Milwaukee County, Wisconsin, Series A, 4.125%, 12/1/2021(c)	1,470,000	1,430,898
	Monona Grove School District, 4.50%, 5/1/2019(c)	1,225,000	1,249,255
	State Petroleum Inspection Fee, Series 1, 5.00%, 7/1/2011(c)	900,000	936,999
	Wisconsin State, 6.25%, 5/1/2012	235,000	260,190

			3,877,342

	Total Municipal Bonds
	(Cost $114,612,279)		115,332,477

0.65%	FOREIGN BONDS
0.19%	Financial Services
	General Electric Capital Corp., Series EMTN, 6.75%, 9/26/2016	500,000	358,458

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

0.46%	Sovereign Bonds
	Canadian Government, 2.75%, 12/1/2007	$110,000	$116,320
	New South Wales Treasury Corp.:
	7.00%, 12/1/2010, Series 10RG	500,000	465,176
	5.50%, 8/1/2014, Series 14RG(e)	120,000	104,055
	New Zealand Government:
	6.00%, 11/15/2011, Series 1111	135,000	100,623
	6.00%, 12/15/2017, Series 1217	135,000	100,645

			886,819

	Total Foreign Bonds
	(Cost $1,099,131)		1,245,277

		Shares

52.38%	EXCHANGE TRADED / CLOSED-END FUNDS
52.38%	Closed-End Funds
1.81%	Asset Allocation Closed-End Funds
	Chartwell Dividend & Income Fund, Inc.	15,600	129,324
	John Hancock Patriot Premium Dividend Fund II	95,779	1,014,300
	LMP Capital and Income Fund, Inc.	38,250	760,410
	TS&W/Claymore Tax-Advantaged Balanced Fund(d)	105,910	1,551,581

			3,455,615

0.65%	Equity Closed-End Funds
	Cohen & Steers Closed-End Opportunity Fund, Inc.	14,876	249,173
	ING Clarion Global Real Estate Income Fund	22,298	436,372
	RMR Asia Pacific Real Estate Fund	6,140	146,746
	RMR Hospitality & Real Estate Fund	19,590	354,187
	RMR Real Estate Fund	4,065	57,073

			1,243,551

43.20%	Municipal Closed-End Funds
	Alliance National Municipal Income Fund, Inc.	20,875	293,920
	BlackRock Florida Insured Municipal 2008 Term Trust	28,913	424,443
	BlackRock Florida Insured Municipal Income Trust	936	12,552
	BlackRock Florida Municipal 2020 Term Trust	30,987	407,479
	BlackRock Insured Municipal Term Trust, Inc.(d)	234,575	2,298,835
	BlackRock Long-Term Municipal Advantage Trust(d)	200,587	2,435,126
	BlackRock MuniEnhanced Fund, Inc.	137,378	1,379,275
	BlackRock MuniHoldings California Insured Fund, Inc.	58,365	761,080
	BlackRock MuniHoldings Florida Insured Fund(d)	192,732	2,416,859
	BlackRock MuniHoldings Fund II, Inc.	10,655	148,211
	BlackRock MuniHoldings Fund, Inc.	32,513	480,217
	BlackRock MuniHoldings Insured Fund II, Inc.(d)	237,043	2,880,072
	BlackRock MuniHoldings Insured Fund, Inc.(d)	163,328	1,982,802
	BlackRock MuniHoldings New York Insured Fund, Inc.	93,093	1,232,551
	BlackRock MuniYield California Fund, Inc.	60,326	799,320
	BlackRock MuniYield California Insured Fund, Inc.	20,600	271,096
	BlackRock MuniYield Florida Fund(d)	114,782	1,476,097
	BlackRock MuniYield Florida Insured Fund(d)	92,955	1,184,247
	BlackRock MuniYield Insured Fund, Inc.	89,906	1,172,374
	BlackRock MuniYield Michigan Insured Fund II, Inc.	32,504	409,875
	BlackRock MuniYield Michigan Insured Fund, Inc.	89,295	1,196,553
	BlackRock MuniYield New Jersey Insured Fund, Inc.	46,266	633,844
	BlackRock MuniYield Pennsylvania Insured Fund	63,959	874,320
	BlackRock MuniYield Quality Fund	67,220	887,304
	BlackRock MuniYield Quality Fund II, Inc.(d)	205,642	2,385,447
	Delaware Investments Minnesota Municipal Income Fund II, Inc.(d)	145,219	1,974,978

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Dreyfus Strategic Municipals, Inc.	22,755	$191,142
	DTF Tax Free Income, Inc.(d)	141,096	1,971,111
	DWS Municipal Income Trust(d)	144,539	1,536,450
	DWS Strategic Municipal Income Trust	63,579	724,801
	Eaton Vance California Municipal Income Trust	24,180	332,717
	Eaton Vance Insured California Municipal Bond Fund II	1,224	16,842
	Eaton Vance Insured Municipal Bond Fund II(d)	95,876	1,400,748
	Eaton Vance Massachusetts Municipal Income Fund	37,559	507,047
	Eaton Vance Municipal Income Trust(d)	140,112	1,978,381
	Eaton Vance New Jersey Municipal Income Trust	31,045	423,764
	Eaton Vance New York Municipal Income Trust	3,372	48,017
	Insured Municipal Income Fund	85,225	1,106,221
	Investment Grade Municipal Income Fund	45,995	611,274
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund(d)	148,047	1,835,783
	MFS High Income Municipal Trust	17,000	99,110
	MFS Investment Grade Municipal Trust	14,000	138,600
	Morgan Stanley Municipal Premium Income Trust	4,967	42,667
	Neuberger Berman California Intermediate Municipal Fund	720	9,418
	Neuberger Berman Intermediate Municipal Fund, Inc.(d)	104,939	1,349,516
	Neuberger Berman New York Intermediate Municipal Fund, Inc.	20,139	260,599
	Nuveen Arizona Premium Income Municipal Fund	19,833	250,094
	Nuveen California Dividend Advantage Municipal Fund	19,086	263,959
	Nuveen California Dividend Advantage Municipal Fund II	7,675	103,229
	Nuveen California Investment Quality Municipal	20,315	278,722
	Nuveen California Municipal Market Opportunity Fund	4,000	55,160
	Nuveen California Municipal Value Fund	7,715	72,212
	Nuveen California Performance Plus Municipal Fund, Inc.	5,209	70,582
	Nuveen California Premium Income Municipal Fund	2,484	32,540
	Nuveen California Quality Income Municipal Fund	42,581	594,431
	Nuveen California Select Quality Municipal Fund	30,215	410,924
	Nuveen Connecticut Premium Income Municipal Fund	2,460	33,407
	Nuveen Dividend Advantage Municipal Fund	23,260	317,034
	Nuveen Florida Investment Quality Municipal Fund(d)	116,439	1,527,680
	Nuveen Florida Quality Income Municipal Fund(d)	116,268	1,538,226
	Nuveen Georgia Premium Income Municipal Fund	69,593	926,283
	Nuveen Insured California Premium Income Municipal Fund II	11,158	149,182
	Nuveen Insured Dividend Advantage Municipal Fund	69,814	958,546
	Nuveen Insured Florida Premium Income Municipal Fund(d)	65,895	892,218
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	61,634	800,009
	Nuveen Insured Municipal Opportunity Fund, Inc.	21,100	286,116
	Nuveen Insured New York Premium Income Municipal Fund	800	10,712
	Nuveen Insured Premium Income Municipal Fund	76,822	935,692
	Nuveen Insured Quality Municipal Fund, Inc.(d)	141,481	1,925,556
	Nuveen Maryland Dividend Advantage Municipal Fund	1,908	26,063
	Nuveen Maryland Dividend Advantage Municipal Fund II	47,286	644,035
	Nuveen Maryland Dividend Advantage Municipal Fund III	11,284	146,466
	Nuveen Maryland Premium Income Municipal Fund	15,939	208,642
	Nuveen Massachusetts Premium Income Municipal Fund	14,061	189,120
	Nuveen Michigan Premium Income Municipal Fund	2,376	32,052
	Nuveen Michigan Quality Income Municipal Fund	26,709	361,640
	Nuveen Municipal Advantage Fund	1,665	23,227
	Nuveen Municipal Market Opportunity	46,515	629,348
	Nuveen New Jersey Dividend Advantage Municipal Fund	18,996	257,396
	Nuveen New Jersey Investment Quality Municipal Fund(d)	185,175	2,448,013
	Nuveen New Jersey Premium Income Municipal Fund	6,235	84,235

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen New York Investment Quality Municipal Fund	29,622	$395,157
	Nuveen New York Performance Plus Municipal Fund	15,400	218,834
	Nuveen New York Quality Income Municipal Fund	37,413	493,477
	Nuveen North Carolina Dividend Advantage Municipal Fund II	10,746	148,402
	Nuveen North Carolina Premium Income Municipal Fund	87,990	1,157,069
	Nuveen Ohio Dividend Advantage Municipal Fund	9,277	127,095
	Nuveen Ohio Quality Income Municipal Fund	33,591	480,687
	Nuveen Pennsylvania Investment Quality Municipal Fund(d)	148,193	1,978,377
	Nuveen Pennsylvania Premium Income Municipal Fund II(d)	136,527	1,725,701
	Nuveen Performance Plus Municipal Fund	33,020	448,742
	Nuveen Premier Insured Municipal Income Fund, Inc.(d)	117,488	1,556,716
	Nuveen Premier Municipal Income Fund, Inc.	70,241	930,693
	Nuveen Premium Income Municipal Fund IV	72,184	850,328
	Nuveen Quality Income Municipal Fund	67,465	920,223
	Nuveen Texas Quality Income Municipal Fund	15,000	201,450
	Nuveen Virginia Dividend Advantage Municipal Fund II	25,091	361,059
	Nuveen Virginia Premium Income Municipal Fund	21,483	298,184
	PIMCO California Municipal Income Fund III	21,293	297,676
	PIMCO Municipal Income Fund II	25,803	371,563
	PIMCO New York Municipal Income Fund III	38,060	510,004
	Putnam Investment Grade Municipal Trust	121,159	1,148,587
	Putnam Managed Municipal Income Trust	10,600	76,108
	Putnam Municipal Bond Fund(d)	127,786	1,500,208
	Putnam Municipal Opportunities Trust	85,920	979,488
	Seligman Select Municipal Fund, Inc.	109,160	1,089,417
	Van Kampen Pennsylvania Value Municipal Income Trust	24,832	336,474
	Western Asset Intermediate Municipal Fund, Inc.	26,612	231,524
	Western Asset Managed Municipals Fund, Inc.	44,345	472,718
	Western Asset Municipal Partners Fund, Inc.	55,138	724,513

			82,516,310

6.72%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	26,500	245,390
	Aberdeen Asia-Pacific Income Fund, Inc.	74,580	469,108
	ACM Income Fund, Inc.	84,030	689,046
	Advent Claymore Convertible Securities & Income Fund	20,700	520,605
	Alliance World Dollar Government Fund II	7,315	97,582
	BlackRock Core Bond Trust	27,035	330,638
	BlackRock Corporate High Yield Fund V, Inc.	9,000	112,410
	BlackRock High Yield Trust	8,200	56,744
	BlackRock Income Trust	156,410	908,742
	BlackRock Preferred Income Strategies Fund, Inc.	795	13,467
	BlackRock Preferred Opportunity Trust	3,600	71,676
	BlackRock Strategic Bond Trust	22,720	269,914
	Dreyfus High Yield Strategies Fund	93,300	361,071
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	44,825	468,421
	DWS Strategic Income Trust	4,760	56,120
	Eaton Vance Limited Duration Income Fund	9,498	151,588
	Evergreen Income Advantage Fund	6,480	80,287
	Evergreen Multi-Sector Income Fund	12,930	209,725
	First Trust/FIDAC Mortgage Income Fund	7,065	115,301
	Franklin Templeton Limited Duration Income Trust	6,000	72,360
	Global High Income Fund, Inc.	5,550	79,809
	MFS Charter Income Trust	11,480	95,973
	MFS Intermediate Income Trust(d)	264,025	1,647,516
	MFS Multimarket Income Trust	88,665	517,804

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Montgomery Street Income Securities, Inc.	1,800	$29,484
	Morgan Stanley Emerging Markets Debt Fund, Inc.	43,200	425,952
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	8,323	157,554
	Morgan Stanley High Yield Fund, Inc.	20,000	114,200
	Morgan Stanley Income Securities, Inc.	4,015	62,112
	Nuveen Multi-Strategy Income & Growth Fund	18,490	219,846
	Putnam Master Intermediate Income Trust	77,679	482,387
	Putnam Premier Income Trust	175,507	1,084,633
	Transamerica Income Shares, Inc.	1,220	23,302
	Van Kampen Bond Fund	750	12,848
	Western Asset Emerging Markets Debt Fund, Inc.	44,042	798,041
	Western Asset Emerging Markets Floating Rate Fund, Inc.	16,259	194,295
	Western Asset High Income Fund II, Inc.	19,469	202,088
	Western Asset High Income Opportunity Fund, Inc.	38,555	238,656
	Western Asset Inflation Management Fund, Inc.	8,775	141,804
	Western Asset Managed High Income Fund, Inc.	39,825	238,950
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	41,678	488,049
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund II	23,500	276,595

			12,832,093

	Total Exchange Traded/Closed-End Funds
	(Cost $102,540,025)		100,047,569

		Contracts

0.12%	PURCHASED OPTIONS*
	CBOE SPX Volatility Index, Call @ $18, 11/21/2007	155	37,200
	CBOE SPX Volatility Index, Call @ $19, 11/21/2007	558	111,600
	CBOE SPX Volatility Index, Call @ $20, 11/21/2007	70	11,900
	CBOE SPX Volatility Index, Call @ $22.50, 11/21/2007	400	42,000
	CBOE SPX Volatility Index, Call @ $27.50, 11/21/2007	319	12,760
	CBOE SPX Volatility Index, Call @ $30, 11/21/2007	478	11,950
	WTI Crude Oil Future, Put @ $69, 11/13/2007	14	140
	WTI Crude Oil Future, Put @ $71, 11/13/2007	11	110
	WTI Crude Oil Future, Put @ $73.50, 11/13/2007	7	140

	Total Purchased Options
	(Cost $411,597)		227,800

		Principal

3.09%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund, 3.06%, 11/1/07	$5,894,619	5,894,619

	Total Short-Term Investments
	(Cost $5,894,619)		5,894,619

116.64%	Total Investments
	(Cost $224,557,729)		222,788,992

(16.64)%	Net other assets (liabilities)		(31,782,479)

100.00%	NET ASSETS		$191,006,513

(a)	Default Resolution
(b)	Variable rate security.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	All or a portion of the security is segregated in connection with certain foreign currency and futures contracts.
(e)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment
Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007

*	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CIFG	Insured by IXIS Financial Guaranty
ETF	Exchange-Traded Fund
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Insured by Financial Security Assurance
GO	General Obligation
LOC	Letter of Credit
MBIA	Insured by Municipal Bond Insurance Organization Association
Q-SBLF	Qualified School Bond Loan Fund
SPA	Standby Purchase Agreement
XLCA	Insured by XL Capital Assurance

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	Energy Select Sector SPDR Fund	3,459	$264,095
	iShares Lehman 1-3 Year Treasury Bond Fund	106,818	8,689,644
	iShares Lehman 20+ Year Treasury Bond Fund	95,500	8,594,045
	iShares Lehman Aggregate Bond Fund	85,800	8,632,338
	iShares MSCI Australia Index Fund	3,459	120,062
	iShares MSCI Emerging Markets Index	2,068	345,377
	Market Vectors Gold Miners ETF	14,331	722,569
	Oil Service HOLDRs Trust	1,729	328,683
	Technology Select Sector SPDR Fund	15,908	453,219
	Utilities Select Sector SPDR Fund	7,130	302,668

	Total		$28,452,700

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
90 Day Eurodollar, Dec 07, expires 12/17/07	21	$5,000,625	$(6,357)
90 Day Eurodollar, Dec 08, expires 12/15/08	33	7,895,250	(21,539)
90 Day Eurodollar, Jun 08, expires 6/16/08	28	6,693,400	(17,226)
U.S. 2 Year Note, Dec 07, expires 12/31/07	55	11,391,016	(45,661)
U.S. 5 Year Note, Dec 07, expires 12/31/07	41	4,401,094	(32,117)
U.S. 10 Year Note, Dec 07, expires 12/19/07	23	2,530,359	(22,329)
U.S. Long Bond, Dec 07, expires 12/19/07	16	1,801,500	(21,033)

			$(166,262)

FUTURES CONTRACT SOLD SHORT
S&P 500 e-Mini, Dec 07, expires 12/21/07	3	233,250	(5,220)
Nasdaq 100 e-Mini Dec 07, expires 12/21/07	6	270,300	(10,756)

			$(15,976)

Total			$(182,238)

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
CDX Emerging Markets Index,
Series 7	$(1,700,000)	Buy	1.25%	6/20/2012	$(1,320)
CDX North American High Yield
Index, Series 8	(2,802,000)	Buy	2.75%	6/20/2012	77,762

Total					$76,442

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS	October 31, 2007
% of
Net Assets	Description	Principal	Value

9.82%	CORPORATE BONDS
5.25%	Airlines
	America West Airlines, Series B, 6.93%, 1/2/2008	$39,642	$38,825
	American Airlines, Inc., Series 01-1, 7.377%, 5/23/2019	120,761	113,515
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	28,896	27,918
	7.461%, 4/1/2015, Series 971A	51,900	51,381
	7.566%, 3/15/2020, Series 99-2	36,627	35,345
	8.388%, 11/1/2020, Series 00-1	74,943	75,317
	Delta Airlines, Inc.:
	7.57%, 11/18/2010, Series 00-1	75,000	77,437
	7.92%, 11/18/2010, Series 00-1	75,000	74,906
	Northwest Airlines, Inc.:
	7.691%, 4/1/2017, Series 01-B	80,092	78,654
	7.95%, 3/1/2015, Series 992B	52,793	52,133
	Southwest Airlines Co., Series 07-1, 6.65%, 8/1/2022(d)	100,000	99,564
	United Airlines, Inc., 7.336%, 7/2/2019(a)	40,000	40,050

			765,045

1.17%	Automotive
	Ford Motor Co., 7.45%, 7/16/2031	105,000	83,475
	General Motors Corp., 8.375%, 7/15/2033	95,000	86,925

			170,400

3.31%	Financial Services
	Bank of America Corp.:
	4.75%, 3/15/2016(b)	10,000	9,444
	7.80%, 9/15/2016(b)	50,000	56,028
	Bankers Trust Corp., 7.50%, 11/15/2015(b)	4,000	4,414
	Bear, Stearns Co. Inc., 5.55%, 1/22/2017(b)	25,000	23,431
	Citigroup, Inc., 5.50%, 2/15/2017(b)	75,000	73,741
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011	85,000	84,949
	General Motors Acceptance Corp., LLC, 7.00%, 2/1/2012	90,000	82,268
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017(b)	25,000	24,267
	Lehman Brothers Holdings, 6.50%, 7/19/2017(b)	25,000	25,241
	Merrill Lynch & Co. Inc., Series C, 6.40%, 8/28/2017(b)	50,000	50,563
	Morgan Stanley & Co. Inc., Series EMTN, 5.45%, 1/9/2017(b)	50,000	48,479

			482,825

0.09%	Industrials
	Occidental Petroleum Corp., 8.75%, 1/15/2023(b)	10,000	13,297

	Total Corporate Bonds
	(Cost $1,430,295)		1,431,567

0.21%	COLLATERALIZED MORTGAGE OBLIGATIONS
	Federal National Mortgage Association, 4.50%, 5/25/2019(b)	31,216	30,127

	Total Collateralized Mortgage Obligations
	(Cost $28,387)		30,127

5.67%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.75%, 12/7/2028(b)	43,000	46,035
	Federal Home Loan Bank:
	4.625%, 8/15/2012, Series RM12	200,000	200,179
	5.625%, 6/9/2017	200,000	210,753
	5.685%, 9/17/2018(b)	25,000	26,524
	5.80%, 8/18/2020(b)	10,000	9,934
	7.125%, 2/15/2030(b)	90,000	112,766

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

5.67%	U.S. GOVERNMENT & AGENCY
	Federal National Mortgage Association:
	4.625%, 10/15/2014(b)	$100,000	$99,020
	8.28%, 1/10/2025(b)	20,000	27,062
	Tennessee Valley Authority, 7.125%, 5/1/2030(b)	75,000	94,900

	Total U.S. Government & Agency
	(Cost $798,350)		827,173

2.83%	U.S. TREASURY SECURITIES
	U.S. Treasury Inflation Indexed Security:
	2.375%, 4/15/2011(b)	75,000	79,846
	2.625%, 7/15/2017(b)	75,000	78,684
	U.S. Treasury Notes:
	4.125%, 8/15/2010(b)	100,000	100,539
	4.625%, 7/31/2012(b)	75,000	76,571
	4.75%, 8/15/2017(b)	75,000	76,740

	Total U.S.Treasury Securities
	(Cost $408,326)		412,380

3.22%	FOREIGN BONDS
1.11%	Banks
	European Investment Bank, 6.00%, 7/15/2009	75,000	55,559
	Inter-American Development Bank, 6.25%, 6/22/2016	150,000	105,714

			161,273

0.55%	Financial Services
	GMAC Australia, 5.00%, 9/17/2008	50,000	51,323
	General Electric Capital Corp., Series EMTN, 6.75%, 9/26/2016	40,000	28,677

			80,000

1.56%	Sovereign Bonds
	Mexican Bonos De Desarrollo, 7.25%, 12/15/2016	220,000	19,809
	Federal Republic of Brazil, 12.50%, 1/5/2016	40,000	26,315
	Canadian Government, 3.75%, 6/1/2012	175,000	181,591

			227,715

	Total Foreign Bonds
	(Cost $432,499)		468,988

5.94%	TAXABLE MUNICIPAL BONDS
1.36%	California
	Kern County Pension Obligation, Revenue, Zero Coupon, 8/15/2020, MBIA	100,000	49,008
	Monrovia Redevelopment Agency Tax Allocation, Revenue, 5.60%,
	5/1/2023, Callable 5/1/2013 @ 102, AMBAC(b)	35,000	34,642
	Pinole Redevelopment Agency, Tax Allocation, 5.60%, 8/1/2020,
	Callable 8/1/2014 @ 102, AMBAC(b)	25,000	24,751
	San Bernardino JT Powers, Tax Allocation, 6.15%, 5/1/2027,
	Callable 5/1/2016 @ 100, MBIA(b)	15,000	15,436
	Santa Fe Springs Community Development, Tax Allocation, 5.35%,
	9/1/2018, Callable 9/1/2016 @ 100, MBIA(b)	25,000	24,916
	Solano County, Revenue, 5.14%, 1/15/2014(b)	50,000	49,371

			198,124

0.20%	District of Columbia
	Metropolitan Washington Airports Authority Airport System Revenue,
	Series C, 5.59%, 10/1/2025, Callable 10/1/2015 @ 100, MBIA	30,000	29,631

0.16%	Florida
	Pembroke Pines Communications Services, Revenue, 4.75%, 10/1/2019,
	Callable 10/1/2014 @ 100, AMBAC(b)	25,000	23,573

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

0.67%	Georgia
	College Park, Revenue, 5.868%, 1/1/2021, FGIC(b)	$70,000	$71,721
	Savannah Hospital Authority, Revenue, 6.625%, 7/1/2018, Callable 7/1/2013 @ 100, FSA (b)	25,000	26,446

			98,167

0.04%	Illinois
	Developement Finance Authority, Revenue, 6.00%, 3/1/2012, MBIA(b)	5,000	5,127

0.19%	Indiana
	Pike County School Corp., GO, 5.00%, 1/5/2020, Callable 1/5/2015 @ 100, XLCA(b)	30,000	28,230

0.26%	Maryland
	State Transportation Authority, Revenue, 6.48%, 7/1/2022, MBIA(b)	35,000	37,708

0.44%	Michigan
	Flat Rock Tax Increment, GO, 5.375%, 10/1/2011(b)	65,000	64,266

1.38%	New Jersey
	City of Linden, GO, 5.95%, 4/1/2033, MBIA(b)	20,000	21,096
	Union County Improvement Authority Sewer System Lease, Revenue, 6.64%, 4/1/2022, AMBAC	165,000	179,730

			200,826

0.28%	Oregon
	School Boards Association, GO, 5.68%, 6/30/2028, FGIC(b)	40,000	40,937

0.79%	Texas
	Gatesville Texas, GO, 5.70%, 9/1/2019, Callable 9/1/2017 @ 100, CIFG(b)	115,000	114,794

0.17%	Wisconsin
	Menasha Steam Utility, Revenue, 4.35%, 9/1/2009, Callable 3/1/2008 @ 100(b)	25,000	24,770

	Total Taxable Municipal Bonds
	(Cost $844,086)		866,153

		Shares

64.20%	EXCHANGE TRADED / CLOSED-END FUNDS
2.44%	Asset Allocation Closed-End Funds
	BlackRock Preferred And Equity Advantage Trust	590	11,004
	Chartwell Dividend & Income Fund, Inc.	790	6,549
	Dreman/Claymore Dividend & Income Fund	1,755	34,433
	John Hancock Patriot Premium Dividend Fund II(c)	24,687	261,435
	LMP Capital and Income Fund, Inc.	2,110	41,947

			355,368

7.32%	Equity Closed-End Funds
	BlackRock Real Asset Equity Trust	3,625	63,764
	Calamos Strategic Total Return Fund	3,845	56,522
	Clough Global Allocation Fund	1,170	24,757
	Cohen & Steers Closed-End Opportunity Fund, Inc.	3,153	52,813
	Cohen & Steers Select Utility Fund, Inc.	1,690	47,776
	Cohen & Steers Worldwide Realty Income Fund, Inc.	2,046	45,196
	Eaton Vance Enhanced Equity Income Fund II	1,560	30,030
	Fiduciary/Claymore Dynamic Equity Income Fund	1,120	20,563
	Franklin Universal Trust	1,200	8,448
	Gabelli Global Deal Fund	2,440	41,236

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	ING Clarion Global Real Estate Income Fund	4,213	$82,448
	ING Risk Managed Natural Resources Fund	4,175	73,689
	iShares Dow Jones U.S. Real Estate Index Fund	950	73,046
	Macquarie Global Infrastructure Total Return Fund, Inc.	1,500	47,220
	Nuveen Equity Premium & Growth Fund	4,000	71,520
	RMR Asia Pacific Real Estate Fund	4,555	108,864
	RMR Hospitality & Real Estate Fund	7,285	131,713
	RMR Real Estate Fund	875	12,285
	Zweig Fund, Inc.	14,200	75,828

			1,067,718

3.71%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	2,440	32,086
	BlackRock MuniHoldings Florida Insured Fund	1,850	23,199
	BlackRock MuniYield Quality Fund II, Inc.	2,040	23,664
	Neuberger Berman Intermediate Municipal Fund, Inc.	2,440	31,378
	Nuveen California Dividend Advantage Municipal Fund	2,255	31,187
	Nuveen California Municipal Value Fund	3,380	31,637
	Nuveen Florida Quality Income Municipal Fund	2,390	31,620
	Nuveen Insured Florida Premium Income Municipal Fund	4,060	54,972
	Nuveen New Jersey Dividend Advantage Municipal Fund	1,730	23,442
	Nuveen New Jersey Investment Quality Municipal Fund	1,820	24,060
	Nuveen New York Investment Quality Municipal Fund	1,025	13,674
	Nuveen New York Quality Income Municipal Fund	1,810	23,874
	Nuveen North Carolina Premium Income Municipal Fund	1,820	23,933
	Nuveen Ohio Dividend Advantage Municipal Fund	2,265	31,030
	Nuveen Premier Insured Municipal Income Fund, Inc.	2,310	30,607
	Putnam Municipal Bond Fund	4,705	55,237
	Putnam Municipal Opportunities Trust	4,880	55,632

			541,232

50.73%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	7,850	72,691
	Aberdeen Asia-Pacific Income Fund, Inc.	22,215	139,732
	Aberdeen Global Income Fund, Inc.	7,165	92,930
	ACM Income Fund, Inc.	25,384	208,149
	ACM Managed Dollar Income Fund	10,990	79,348
	Advent Claymore Convertible Securities & Income Fund	3,915	98,462
	Alliance World Dollar Government Fund II	2,125	28,347
	American Income Fund, Inc.	10,825	83,785
	BlackRock Core Bond Trust(c)	16,983	207,702
	BlackRock Corporate High Yield Fund III, Inc.	4,805	35,653
	BlackRock Corporate High Yield Fund V, Inc.	5,815	72,629
	BlackRock Corporate High Yield Fund, Inc.	8,270	62,438
	BlackRock Floating Rate Income Strategies Fund II	2,520	41,857
	BlackRock High Income Shares	11,600	26,332
	BlackRock High Yield Trust	12,075	83,559
	BlackRock Income Trust(c)	53,370	310,080
	BlackRock Limited Duration Income Trust	70	1,168
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.	1,285	22,218
	BlackRock Preferred Income Strategies Fund, Inc.	16,210	274,597
	BlackRock Preferred Opportunity Trust	4,725	94,075
	BlackRock Senior High Income Fund, Inc.	3,265	17,794
	BlackRock Strategic Bond Trust	5,695	67,657
	Credit Suisse High Yield Bond Fund	8,735	31,883

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Dreyfus High Yield Strategies Fund	15,625	$60,469
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	4,240	44,308
	DWS Dreman Value Income Edge Fund	425	6,655
	DWS Global High Income Fund, Inc.	6,285	54,177
	DWS Strategic Income Trust	15,435	181,979
	Eaton Vance Limited Duration Income Fund	4,584	73,161
	Ellsworth Fund Ltd.	1,090	9,374
	Evergreen Income Advantage Fund	4,015	49,746
	Evergreen Multi-Sector Income Fund	4,493	72,876
	First Trust/Aberdeen Emerging Opportunity Fund	4,440	86,758
	First Trust/Aberdeen Global Opportunity Income	900	15,939
	First Trust/FIDAC Mortgage Income Fund	7,000	114,240
	First Trust/Four Corners Senior Floating Rate Income Fund	1,905	30,309
	First Trust/Four Corners Senior Floating Rate Income Fund II	2,483	40,001
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	7,775	141,116
	Fort Dearborn Income Securities, Inc.	2,859	40,455
	Franklin Templeton Limited Duration Income Trust	4,477	53,993
	Global High Income Fund, Inc.	4,820	69,312
	Global Income Fund, Inc.	27,215	106,955
	High Yield Plus Fund, Inc. (The)	16,252	53,469
	Hyperion Strategic Mortgage Income Fund, Inc.	1,950	20,806
	Hyperion Total Return Fund	1,297	9,598
	ING Prime Rate Trust	2,416	16,042
	MFS Charter Income Trust(c)	42,935	358,937
	MFS InterMarket Income Trust I	8,340	68,138
	MFS Intermediate High Income Fund	3,190	9,953
	MFS Intermediate Income Trust(c)	82,285	513,458
	MFS Multimarket Income Trust	23,910	139,634
	Montgomery Street Income Securities, Inc.	1,715	28,092
	Morgan Stanley Emerging Markets Debt Fund, Inc.	16,015	157,908
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,629	125,487
	Morgan Stanley High Yield Fund, Inc.	12,360	70,576
	Morgan Stanley Income Securities, Inc.	1,400	21,658
	Nuveen Diversified Dividend & Income Fund	1,470	24,549
	Nuveen Multi-Strategy Income & Growth Fund	8,655	102,908
	Nuveen Multi-Strategy Income & Growth Fund II	11,555	137,158
	Pacholder High Yield Fund, Inc.	3,950	35,352
	PCM Fund, Inc.	7,360	80,592
	Prospect Street High Income Portfolio, Inc.	20,080	60,441
	Putnam High Income Securities Fund	625	5,106
	Putnam Master Intermediate Income Trust(c)	41,495	257,684
	Putnam Premier Income Trust(c)	63,775	394,129
	Reaves Utility Income Fund (The)	1,255	32,956
	Rivus Bond Fund	500	8,665
	Transamerica Income Shares, Inc.	3,801	72,599
	Van Kampen Bond Fund	5,200	89,076
	Van Kampen High Income Trust II	1,640	5,920
	Western Asset Emerging Markets Debt Fund, Inc.	10,850	196,602
	Western Asset Emerging Markets Floating Rate Fund, Inc.	2,800	33,460
	Western Asset Emerging Markets Income Fund II, Inc.	6,595	85,405
	Western Asset Global Partners Income Fund, Inc.	2,785	30,858
	Western Asset High Income Fund, Inc.	3,205	29,646
	Western Asset High Income Fund II, Inc.	5,929	61,543
	Western Asset High Income Opportunity Fund, Inc.	9,070	56,143

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Western Asset Inflation Management Fund, Inc.	5,385	$87,022
	Western Asset Managed High Income Fund, Inc.	12,570	75,420
	Western Asset Variable Rate Strategic Fund, Inc.	1,083	17,924
	Western Asset Worldwide Income Fund, Inc.	3,100	40,765
	Western Asset Zenix Income Fund, Inc.	8,430	21,665
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	11,920	139,583
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund II(c)	18,257	214,885

			7,396,721

	Total Exchange Traded / Closed-End Funds
	(Cost $9,291,717)		9,361,039

		Contracts

0.11%	PURCHASED OPTIONS*
	CBOE SPX Volatility Index, Call @ $18, 11/21/2007	12	2,880
	CBOE SPX Volatility Index, Call @ $19, 11/21/2007	40	8,000
	CBOE SPX Volatility Index, Call @ $20, 11/21/2007	5	850
	CBOE SPX Volatility Index, Call @ $22.50, 11/21/2007	28	2,940
	CBOE SPX Volatility Index, Call @ $27.50, 11/21/2007	24	960
	CBOE SPX Volatility Index, Call @ $30, 11/21/2007	36	900
	WTI Crude Oil Future, Put @ $69, 11/13/2007	1	10
	WTI Crude Oil Future, Put @ $71, 11/13/2007	1	10
	WTI Crude Oil Future, Put @ $73.50, 11/13/2007	1	20

	Total Purchased Options
	(Cost $31,647)		16,570

		Shares

8.55%	SHORT-TERM INVESTMENTS
	BNY Hamilton Money Fund, 4.96%, 11/1/07	1,245,825	1,245,825

	Total Short-Term Investments
	(Cost $1,245,825)		1,245,825

100.55%	Total Investments
	(Cost $14,511,132)		14,659,822

(0.55)%	Net other assets (liabilities)		(79,919)

100.00%	NET ASSETS		$14,579,903

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these secirities or a portion of these securities liquid.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with certain foreign currency and futures contracts.
(d)	Fair value priced security.
*	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CIFG	Insured by IXIS Financial Guaranty
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
XLCA	Insured by XL Capital Assurance

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	Energy Select SPDR Fund	882	$67,341
	iShares MSCI Australia Index Fund	1,516	52,620
	iShares MSCI Brazil Index Fund	1,101	94,301
	iShares MSCI Emerging Markets Index	1,006	168,012
	Market Vectors Gold Miners ETF	1,233	62,168
	Oil Service HOLDRs Trust	385	73,189
	Technology Select Sector SPDR Fund	1,022	29,117
	Utilities Select Sector SPDR Fund	1,135	48,180

	Total		$594,928

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
U.S. 10 Year Note, Dec 07, expires 12/19/07	6	$660,094	8,644
U.S. Long Bond, Dec 07, expires 12/19/07	5	562,969	11,083

			$19,727

FUTURES CONTRACT SOLD SHORT
Gold 100 Oz., Dec 07, expires 12/31/07	2	159,060	(12,227)
Nasdaq 100 e-Mini, Dec 07, expires 12/21/07	2	88,710	(1,785)
WTI Crude, Dec 07, expires 12/31/07	2	189,060	(16,306)

			$(30,318)

Total			$(10,591)

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
CDX Emerging Markets, Series 7	$(500,000)	Buy	1.25%	6/20/2012	$(388)
CDX North American High Yield, Series 8	(900,000)	Buy	2.75%	6/20/2012	24,977

Total					$24,589

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2007
% of
Net Assets	Description	Principal	Value

27.17%	CORPORATE BONDS
2.97%	Airlines
	America West Airlines, Series B, 6.93%, 1/2/2008	$11,892	$11,647
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	28,896	27,918
	7.566%, 3/15/2020, Series 99-2	48,836	47,127
	8.388%, 11/1/2020, Series 00-1	17,844	17,933
	Delta Airlines, Inc., Series 00-1, 7.92%, 11/18/2010	35,000	34,956
	Northwest Airlines, Inc., Series 01-B, 7.691%, 4/1/2017	19,333	18,985
	Southwest Airlines Co., Series 07-1, 6.65%, 8/1/2022	50,000	49,782
	United Airlines, Inc., 7.336%, 7/2/2019(a)	35,000	35,044

			243,392

0.61%	Entertainment
	Carnival Corp., 6.15%, 4/15/2008	50,000	50,183

16.79%	Financial Services
	Bank of America Corp., 5.36%, 12/18/2008(b)(d)	250,000	249,908
	Capital One Bank Co., 4.875%, 5/15/2008(d)	250,000	249,705
	Ford Motor Credit Co., LLC, 7.875%, 6/15/2010	50,000	48,229
	General Electric Capital Corp., Series MTN, 4.875%, 10/21/2010	100,000	100,149
	General Motors Acceptance Corp., LLC, 5.85%, 1/14/2009	120,000	115,818
	Goldman Sachs Group, Inc., 5.66%, 6/28/2010(b)(c)	250,000	249,429
	HSBC Finance Corp., 8.00%, 7/15/2010	100,000	106,888
	Principal Life, Inc. Funding, 5.52%, 11/15/2010(b)(d)	250,000	249,440
	Prudential Financial, Inc., 5.00%, 5/15/2013	7,000	6,960

			1,376,526

2.47%	Health Care
	Abbott Laboratories, 5.60%, 5/15/2011	100,000	102,281
	UnitedHealth Group, Inc., 5.54%, 6/21/2010(a)	100,000	100,182

			202,463

1.31%	Retail
	Target Corp., 7.50%, 8/15/2010	100,000	106,889

3.02%	Telecommunications
	Deutsche Telekom International Finance, 3.875%, 7/22/2008(d)	250,000	247,565

	Total Corporate Bonds
	(Cost $2,229,189)		2,227,018

9.81%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank:
	4.20%, 5/19/2010, Series WG10	100,000	99,236
	5.00%, 7/26/2010	150,000	152,406
	5.25%, 6/10/2011	25,000	25,656
	5.40%, 7/16/2009(d)	250,000	251,615
	Federal Home Loan Mortgage Corp.
	5.00%, 9/15/2016(d)	250,000	249,713
	Federal National Mortgage Association, 5.25%, 8/1/2012	25,000	25,508

	Total U.S. Government & Agency
	(Cost $794,858)		804,134

7.92%	U.S. TREASURY SECURITIES
	U.S. Treasury Notes:
	4.00%, 8/31/2009	150,000	150,164
	4.50%, 5/15/2010	65,000	65,940
	4.625%, 2/29/2008(c)	325,000	325,660
	4.875%, 5/31/2009	25,000	25,348

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

7.92%	U.S. TREASURY SECURITIES
	4.875%, 6/30/2009	$40,000	$40,584
	4.875%, 6/30/2012	40,000	41,259

	Total U.S. Treasury Securities
	(Cost $643,601)		648,955

6.92%	TAXABLE MUNICIPAL BONDS
0.30%	Florida
	Gainesville Post Taxable-Retiree Health Care, Revenue,
	4.46%, 10/1/2010, MBIA	25,000	24,784

1.24%	Illinois
	Williamson County, Series A, GO, 7.00%, 12/15/2008, FGIC	100,000	101,987

1.54%	Maine
	Lewiston, Series C, GO, 6.60%, 5/15/2008, MBIA	125,000	125,975

0.06%	Mississippi
	Development Bank, GO, 5.90%, 7/1/2011, FSA	5,000	5,020

1.81%	North Carolina
	Durham, Series B, GO, 4.50%, 6/1/2010	150,000	148,632

0.33%	Tennessee
	Johnson City Public Building Authority, Revenue, 7.00%, 9/1/2018,
	Prerefunded 9/1/2011 @ 100	25,000	26,763

1.10%	Washington
	Energy Northwest Electric:
	5.10%, 7/1/2013	25,000	24,865
	5.21%, 7/1/2008, Series B	65,000	65,091

			89,956

0.54%	Wisconsin
	West Allis, Series D, 3.50%, 4/1/2009, Callable 11/26/2007 @ 100	45,000	44,165

	Total Taxable Municipal Bonds
	(Cost $563,833)		567,282

		Shares

33.58%	EXCHANGE TRADED / CLOSED-END FUNDS
33.58%	Closed-End Funds
0.80%	Asset Allocation Closed-End Funds
	John Hancock Patriot Premium Dividend Fund II	2,405	25,469
	Renaissance Capital Growth & Income Fund III, Inc.	3,035	22,853
	TS&W/Claymore Tax-Advantaged Balanced Fund	1,175	17,214

			65,536

0.89%	Equity Closed-End Funds
	Cohen & Steers Closed-End Opportunity Fund, Inc.	668	11,189
	RMR Asia Pacific Real Estate Fund	884	21,128
	RMR Hospitality & Real Estate Fund	1,130	20,430
	RMR Real Estate Fund	1,460	20,498

			73,245

4.22%	Municipal Closed-End Funds
	BlackRock MuniHoldings California Insured Fund, Inc.	1,235	16,104
	BlackRock MuniHoldings Insured Fund II, Inc.	1,640	19,926
	BlackRock MuniHoldings Insured Fund, Inc.	1,535	18,635
	BlackRock MuniYield California Fund, Inc.	1,235	16,364

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniYield Pennsylvania Insured Fund	1,175	$16,062
	BlackRock MuniYield Quality Fund II, Inc.	1,835	21,286
	DTF Tax Free Income, Inc.	1,335	18,650
	DWS Municipal Income Trust	1,770	18,815
	Neuberger Berman Intermediate Municipal Fund, Inc.	1,450	18,647
	Nuveen Florida Investment Quality Municipal Fund	1,235	16,203
	Nuveen Florida Quality Income Municipal Fund	1,225	16,207
	Nuveen Insured Premium Income Municipal Fund	1,530	18,635
	Nuveen Ohio Dividend Advantage Municipal Fund	1,175	16,098
	Nuveen Pennsylvania Premium Income Municipal Fund II	1,265	15,990
	Nuveen Premier Municipal Income Fund, Inc.	1,425	18,881
	Nuveen Premium Income Municipal Fund IV	1,595	18,789
	Putnam High Yield Municipal Trust	2,885	19,906
	Putnam Investment Grade Municipal Trust	1,975	18,723
	Seligman Select Municipal Fund, Inc.	2,170	21,657

			345,578

27.67%	Taxable Fixed Income Closed-End Funds
	Aberdeen Global Income Fund, Inc.	2,473	32,075
	ACM Income Fund, Inc.(d)	17,933	147,051
	ACM Managed Dollar Income Fund(d)	4,722	34,093
	Advent Claymore Convertible Securities & Income Fund	745	18,737
	American Income Fund, Inc.(d)	2,690	20,821
	BlackRock Core Bond Trust(d)	7,056	86,295
	BlackRock Income Trust(d)	25,175	146,267
	BlackRock Preferred Income Strategies Fund, Inc.(d)	2,784	47,161
	BlackRock Strategic Bond Trust	1,790	21,265
	Dreyfus High Yield Strategies Fund(d)	18,438	71,355
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	2,040	21,318
	DWS Strategic Income Trust	2,155	25,407
	First Trust/FIDAC Mortgage Income Fund(d)	2,609	42,579
	First Trust/Four Corners Senior Floating Rate Income Fund II	1,340	21,587
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	1,165	21,145
	Global Income Fund, Inc.(d)	8,820	34,663
	MFS Charter Income Trust(d)	17,937	149,953
	MFS InterMarket Income Trust I	2,640	21,569
	MFS Intermediate Income Trust(d)	52,105	325,135
	MFS Multimarket Income Trust(d)	16,535	96,564
	Montgomery Street Income Securities, Inc.	1,211	19,836
	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,495	34,461
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,103	20,880
	Morgan Stanley High Yield Fund, Inc.	5,930	33,860
	Nuveen Multi-Strategy Income & Growth Fund	2,480	29,487
	Nuveen Multi-Strategy Income & Growth Fund 2	2,465	29,259
	Putnam Master Intermediate Income Trust(d)	19,815	123,051
	Putnam Premier Income Trust(d)	21,960	135,713
	Transamerica Income Shares, Inc.	1,360	25,976
	Van Kampen Bond Fund	2,030	34,774
	Van Kampen High Income Trust II	9,290	33,537
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.(d)	12,600	128,772
	Western Asset Emerging Markets Debt Fund, Inc.	1,905	34,519
	Western Asset High Income Opportunity Fund, Inc.	4,033	24,964

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Western Asset Inflation Management Fund, Inc.	2,697	$43,583
	Western Asset Managed High Income Fund, Inc.	3,950	23,700
	Western Asset Variable Rate Strategic Fund, Inc.	1,253	20,737
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	3,715	43,503
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	3,636	42,796

			2,268,448

	Total Exchange Traded / Closed-End Funds
	(Cost $2,776,154)		2,752,807

		Principal

5.31%	FOREIGN BONDS
1.31%	Banks
	European Investment Bank, 6.00%, 8/15/2009	$145,000	107,415

4.00%	Sovereign Bonds
	Bundesschatzanweisungen, 4.50%, 6/12/2009	72,000	104,800
	Gilt Edged Securities, 4.00%, 3/7/2009	50,000	102,390
	New South Wales Treasury Corp., 7.00%, 12/1/2010, Series 10	130,000	120,656

			327,846

	Total Foreign Bonds
	(Cost $418,512)		435,261

6.50%	COLLATERALIZED MORTGAGE OBLIGATIONS
6.50%	U.S. Government & Agency
	Federal Home Loan Mortgage Corporation:
	4.00%, 5/15/2016, Series 2675, Class CB(d)	119,326	116,738
	4.00%, 9/15/2016, Series 2672, Class HA	98,275	96,015
	5.50%, 8/15/2016, Series R003, Class VA	85,584	86,454
	Federal National Mortgage Association,
	5.00%, 10/25/2017, Series 2002-63, Class KC(d)	129,338	128,637
	Small Business Administration, 8.075%, 4/25/2019(b)	98,007	105,381

	Total Collateralized Mortgage Obligations
	(Cost $530,106)		533,225

		Contracts

0.10%	PURCHASED OPTIONS*
	CBOE SPX Volatility Index, Call @ $19, 11/21/2007	25	5,000
	CBOE SPX Volatility Index, Call @ $22.50, 11/21/2007	19	1,995
	CBOE SPX Volatility Index, Call @ $27.50, 11/21/2007	14	560
	CBOE SPX Volatility Index, Call @ $30, 11/21/2007	21	525

	Total Purchased Options
	(Cost $13,237)		8,080

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

0.89%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 4.96%, 11/1/07	73,644	$73,644

	Total Short-Term Investments
	(Cost $73,644)		73,644

98.20%	Total investments
	(Cost $8,043,134)		8,050,406

1.80%	Net other assets (liabilities)		147,509

100.00%	NET ASSETS		$8,197,915

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these secirities or a portion of these securities liquid.
(b)	Variable rate security.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	All or a portion of the security is segregated in connection with certain foreign currency and futures contracts.
*	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
XLCA	Insured by XL Capital Assurance

	Shares	Value

EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT
iShares MSCI Australia Index Fund	334	$11,593
iShares MSCI Brazil Index Fund	146	12,505
iShares MSCI Emerging Markets Index	40	6,680
Market Vectors Gold Miners ETF	398	20,067
Oil Service HOLDRs Trust	100	19,010
Power Shares QQQ	208	11,446
SPDR Trust Series 1	140	21,652

Total		$102,953

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT
90 Day Eurodollar, Dec 07, expires 12/17/07	1	$238,125	(440)
90 Day Eurodollar, Dec 08, expires 12/15/08	1	239,600	(453)
90 Day Eurodollar, Jun 08, expires 6/16/08	1	239,375	(703)
Nasdaq 100 e-Mini, Dec 07, expires 12/21/07	1	44,355	(1,098)
U.S. 2 Year Note, Dec 07, expires 12/31/07	2	415,125	(1,285)
U.S. 5 Year Note, Dec 07, expires 12/31/07	3	323,484	(4,038)
U.S. 10 Year Note, Dec 07, expires 12/19/07	2	221,313	277
U.S. Long Bond, Dec 07, expires 12/19/07	1	113,594	154

Total			$(7,586)

	Notional	Buy/Sell	Receive	Expiration		Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date		Gain/(Loss)

CREDIT DEFAULT SWAP
CDX North American High Yield, Series 8
	$(580,000)	Buy	2.75%		6/20/2012	$17,957

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2007
% of
Net Assets	Description	Principal	Value

60.71%	MUNICIPAL BONDS
1.53%	Alabama
	Florence, GO, 3.00%, 9/1/2009, FSA	$10,000	$9,893
	Mobile County Board School Commerce, Series A, GO, 5.00%, 3/1/2010	10,000	10,351

			20,244

1.93%	Arizona
	Glendale Industrial Development Authority, Revenue, 5.375%, 5/15/2028,
	Prerefunded 5/15/2008 @ 101	25,000	25,507

2.46%	California
	California State, GO, 6.25%, 9/1/2012	25,000	27,276
	Golden State Tobacco Securitization, Series 2003-A-1, Revenue,
	5.00%, 6/1/2012, ETM	5,000	5,301

			32,577

3.80%	Connecticut
	City of Farmington, GO, 3.30%, 9/15/2011, Callable 9/15/2009 @ 100	20,000	19,842
	City of Waterbury, GO, 4.80%, 2/15/2012, Prerefunded 2/15/2008 @ 101(a)	30,000	30,410

			50,252

1.49%	District of Columbia
	Metropolitan Washington DC Airport Authority System, Series B, Revenue,
	3.00%, 10/1/2009	20,000	19,758

1.55%	Florida
	Peace River/Manasota, Series A, Revenue, 5.00%, 10/1/2023, Prerefunded
	10/1/2008 @ 101, MBIA	20,000	20,484

0.41%	Hawaii
	Honolulu City & County, Series A, GO, 6.00%, 11/1/2010, ETM	5,000	5,365

14.24%	Illinois
	City of Decatur, GO, 5.50%, 3/1/2010, Prerefunded 3/1/2008 @ 100	15,000	15,101
	City of Freeport, 5.50%, 1/1/2034, Prerefunded 1/1/2013 @ 100	20,000	21,773
	Cook & Du Page Counties, High School Dist No. 210, GO, Zero Coupon,
	12/1/2010, ETM	25,000	22,431
	Frankfort Fire District, GO, 4.10%, 1/1/2008, AMBAC	20,000	20,019
	Kane County School District No.131 Aurora Eastside, Series A, GO, Zero
	Coupon, 6/1/2008, FGIC(a)	40,000	39,156
	Motor Fuel Tax, Revenue, 5.375%, 1/1/2014, AMBAC(a)	35,000	38,199
	Wastewater Transmission, Revenue, 5.375%, 1/1/2013, FGIC(a)	30,000	31,795

			188,474

3.32%	Indiana
	Indianapolis Local Public Improvement, Series D, Revenue, Zero Coupon,
	8/1/2010, ETM	25,000	22,697
	Western School Building Corp., Revenue, 5.25%, 7/15/2012, Callable
	7/15/2011 @ 101, MBIA	20,000	21,321

			44,018

1.60%	Maryland
	City of Baltimore, Series D, GO, 5.40%, 10/15/2012, AMBAC	20,000	21,159

1.90%	Michigan
	Lincoln School District, GO, 5.00%, 5/1/2028, Prerefunded 5/1/2008 @ 100, FSA	25,000	25,197

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Principal	Value

1.59%	Nevada
	State Highway Improvement, Revenue, 5.00%, 12/1/2011, MBIA	$10,000	$10,533
	Truckee Meadows Nevada Water Authority, Series A, Revenue, 5.125%,
	7/1/2021, Prerefunded 7/1/2011 @ 100	10,000	10,556

			21,089

0.38%	New Hampshire
	City of Manchester, GO, 4.00%, 6/1/2010	5,000	5,067

1.59%	New York
	Metropolitan Transport Authority Commuter Facilities, Series D, Revenue,
	5.00%, 7/1/2015, Prerefunded 1/1/2012 @ 100, MBIA	15,000	15,880
	State Environmental Facilities Corp. Clean Water & Drinking, Revenue, 5.50%,
	4/15/2013, Prerefunded 10/15/2009 @ 100	5,000	5,205

			21,085

1.13%	Ohio
	Avon Lake Water System, Revenue, 3.50%, 10/1/2011, MBIA	15,000	14,983

2.02%	South Carolina
	Columbia Waterworks & Sewer System, Revenue, 5.375%, 2/1/2012	25,000	26,800

1.54%	Tennessee
	Knox County, GO, 5.375%, 5/1/2018, Prerefunded 5/1/2008 @ 101	20,000	20,388

11.78%	Texas
	Cedar Hill, GO, 3.25%, 2/15/2008, AMBAC	25,000	24,981
	Coastal Water Authority Contract, Revenue, 3.50%, 12/15/2014, FGIC	25,000	24,597
	Ferris Independant School District, GO, 3.35%, 8/15/2013, Callable
	8/15/2012 @ 100, PSFG	10,000	9,724
	Harris County Municipal Utility District No. 61 Waterworks & Sewer System, GO,
	3.70%, 9/1/2012, FGIC	10,000	10,070
	Nacogdoches Independant School District, GO, 5.125%, 2/15/2018, Prerefunded
	2/15/2011 @ 100	20,000	21,003
	Pasadena, GO, 5.625%, 4/1/2027, Prerefunded 4/1/2011 @ 100	25,000	26,699
	Trophy Club Municipal Utility District No. 2, GO, 3.10%, 9/1/2013, AMBAC(a)	30,000	28,949
	White Settlement Independant School District, GO, 3.50%, 8/15/2012, PSF-G	10,000	9,960

			155,983

1.17%	Virginia
	Pocahontas Parkway Association Toll Road, Series A, Revenue, 5.50%,
	8/15/2028, Prerefunded 8/15/2008 @ 102	15,000	15,536

3.21%	Washington
	Energy Northwest Electric, Series A, Revenue, 5.50%, 7/1/2012, FSA	10,000	10,715
	State Health Care Facilities Authority, Revenue, 5.125%, 10/1/2031,
	Prerefunded 10/1/2011 @ 100(a)	30,000	31,753

			42,468

2.07%	West Virginia
	Jackson County Residential Mortgage, Revenue, 7.375%, 6/1/2010, ETM	25,000	27,420

	Total Municipal Bonds
	(Cost $788,787)		803,854

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Shares	Value

30.74%	EXCHANGE TRADED / CLOSED-END FUNDS
30.74%	Closed-End Funds
24.82%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust(a)	3,740	$54,903
	BlackRock Insured Municipal Term Trust, Inc.(a)	6,735	66,003
	BlackRock Long-Term Municipal Advantage Trust	845	10,258
	BlackRock MuniHoldings California Insured Fund, Inc.	785	10,236
	BlackRock MuniHoldings Insured Fund II, Inc.(a)	690	8,384
	BlackRock MuniHoldings Insured Fund, Inc.(a)	700	8,498
	BlackRock MuniYield Michigan Insured Fund, Inc.	610	8,174
	BlackRock MuniYield Pennsylvania Insured Fund	750	10,252
	BlackRock MuniYield Quality Fund II, Inc.(a)	720	8,352
	DTF Tax Free Income, Inc.	730	10,198
	DWS Municipal Income Trust(a)	995	10,577
	Neuberger Berman Intermediate Municipal Fund, Inc.	650	8,359
	Nuveen California Investment Quality Municipal	615	8,438
	Nuveen Florida Investment Quality Municipal Fund	640	8,397
	Nuveen Florida Quality Income Municipal Fund	630	8,335
	Nuveen Insured Premium Income Municipal Fund	685	8,343
	Nuveen New York Quality Income Municipal Fund	635	8,376
	Nuveen Pennsylvania Premium Income Municipal Fund II	650	8,216
	Nuveen Performance Plus Municipal Fund	750	10,192
	Nuveen Premier Insured Municipal Income Fund, Inc.	775	10,269
	Nuveen Premium Income Municipal Fund IV	715	8,423
	Nuveen Quality Income Municipal Fund	760	10,366
	Putnam Municipal Opportunities Trust	740	8,436
	Seligman Select Municipal Fund, Inc.	850	8,483
	Western Asset Managed Municipals Fund, Inc.	760	8,102

			328,570

5.92%	Taxable Fixed Income Closed-End Funds
	ACM Income Fund, Inc.	620	5,084
	BlackRock Corporate High Yield Fund, Inc.	315	2,378
	BlackRock Income Trust	1,105	6,420
	BlackRock Preferred Income Strategies Fund, Inc.	160	2,710
	First Trust/FIDAC Mortgage Income Fund(a)	245	3,998
	Global Income Fund, Inc.	705	2,771
	MFS Charter Income Trust	540	4,515
	MFS Intermediate Income Trust(a)	1,940	12,106
	Morgan Stanley High Yield Fund, Inc.	430	2,455
	Nuveen Multi-Strategy Income & Growth Fund	235	2,794
	Putnam Master Intermediate Income Trust	720	4,471
	Putnam Premier Income Trust	725	4,481
	Van Kampen Bond Fund	170	2,912
	Van Kampen High Income Trust II	660	2,383
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.(a)	1,310	13,388
	Western Asset Emerging Markets Debt Fund, Inc.	150	2,718
	Western Asset Worldwide Income Fund, Inc.	215	2,827

			78,411

	Total Exchange Traded / Closed-End Funds
	(Cost $410,449)		406,981

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2007
% of
Net Assets	Description	Contracts	Value

0.09%	PURCHASED OPTIONS*
	CBOE SPX Volatility Index, Call @ $19, 11/21/2007	3	$600
	CBOE SPX Volatility Index, Call @ $22.50, 11/21/2007	3	315
	CBOE SPX Volatility Index, Call @ $27.50, 11/21/2007	4	160
	CBOE SPX Volatility Index, Call @ $30, 11/21/2007	5	125

	Total Purchased Options
	(Cost $2,104)		1,200

		Principal

6.78%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund, 3.06%, 11/1/07	$89,759	89,759

	Total Short-Term Investments
	(Cost $89,759)		89,759

98.32%	Total Investments
	(Cost $1,291,099)		1,301,794

1.68%	Net other assets (liabilities)		22,215

100.00%	NET ASSETS		$1,324,009

(a)	All or a portion of the security is segregated in connection with certain foreign currency and futures contracts.
*	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CMO	Collateralized Mortgage Obligation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
PSFG	Public School Fund Guaranteed
XLCA	Insured by XL Capital Assurance

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT
90 Day Eurodollar, Jun 08, expires 6/16/08	2	$478,100	$(2,880)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
 October 31, 2007

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Assets:
Investments, at cost	$27,714,259	$346,951,740	$224,557,729

Investments in securities, at value	$31,283,342	$346,654,902	$222,788,992
Cash	143,625	826,469	—
Foreign currency, at value (cost $138,845, $446,413
and $47,100)	147,391	464,604	49,420
Unrealized gain on forward foreign exchange contracts	—	311,796	105,019
Unrealized gain on credit default swap agreements
(premiums received $65,625, $1,876,646
and $109,298)	69,381	1,041,829	76,442
Receivable for securities sold	3,968,670	—	—
Interest and dividends receivable	126,347	2,514,373	1,736,620
Reclaims receivable	23	—	—
Receivable for fund shares sold	4,985	23,054	—
Prepaid expenses and other assets	12,544	105,725	119,294

Total Assets	35,756,308	351,942,752	224,875,787

Liabilities:
Payable to Custodian	—	—	4,724,752
Payable for securities purchased	3,928,162	—	—
Unrealized loss on forward foreign exchange contracts	—	1,548,478	265,681
Payable for fund shares redeemed	236,470	375,331	277,923
Common stock sold short, at value
(proceeds $6,101,336, $20,649,228 and $28,309,669)	6,151,099	21,292,642	28,452,700
Variation margin on futures contracts	26,869	—	4,185
Accrued expenses and other payables:
Investment advisor	13,190	162,012	92,485
Administration	4,780	48,415	24,450
Fund accounting fees	2,200	—	—
Custodian fees	1,618	13,323	17,536
Transfer agent fees	3,117	—	2,858
Trustee fees	2,507	—	—
Other accrued expenses	16,255	6,531	6,704

Total Liabilities	10,386,267	23,446,732	33,869,274

Net Assets	$25,370,041	$328,496,020	$191,006,513

Net Assets Consist Of:
Paid in capital	21,418,779	346,284,021	197,599,228
Undistributed net investment income (loss)	410,685	(172,224)	230,488
Accumulated net realized loss on investment transactions	(38,009)	(14,988,660)	(4,556,246)
Net unrealized appreciation (depreciation) on investments	3,578,586	(2,627,117)	(2,266,957)

Net Assets	$25,370,041	$328,496,020	$191,006,513

Net Asset Value Per Share:
Net Assets	$25,370,041	$328,496,020	$191,006,513
Shares of Beneficial Interest Outstanding
(unlimited number authorized, no par value)	1,968,553	33,068,963	18,924,616
Net Asset Value, Offering & Redemption Price
(Net Assets divided by Shares Outstanding)(a)	$12.89	$9.93	$10.09

(a) See “Note 5. Redemption Fees” in the Notes to Financial Statements.

See accompanying notes to financial statements.
55

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
 October 31, 2007

	YieldQuest Flexible Income Fund	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund
Assets:
Investments, at cost	$14,511,132	$8,043,134	$1,291,099

Investments in securities, at value	$14,659,822	$8,050,406	$1,301,794
Cash	364,081	168,759	1,441
Foreign currency, at value (cost $2,577, $1,395 and $0)	3,260	1,424	—
Unrealized gain on forward foreign exchange contracts	54,635	3,818	—
Unrealized gain on credit default swap agreements
(premiums received $25,432, $12,267 and $0)	24,589	17,957	—
Variation margin on futures contracts	—	—	650
Receivable for securities sold	—	1,154	—
Interest and dividends receivable	78,632	70,852	10,418
Receivable due from investment advisor	—	1,486	5,455
Receivable for fund shares sold	24,943	—	—
Prepaid expenses and other assets	23,768	20,368	19,793

Total Assets	15,233,730	8,336,224	1,339,551

Liabilities:
Unrealized loss on forward foreign exchange contracts	35,876	18,867	—
Payable for fund shares redeemed	50	50	—
Common stock sold short, at value
(proceeds $557,751, $97,677, and $0)	594,928	102,953	—
Accrued expenses and other payables:
Investment advisor	5,439	—	—
Administration	2,416	2,442	153
Fund accounting fees	—	508	756
Custodian fees	9,572	9,581	10,061
Transfer agent fees	2,219	2,271	4,079
Trustee fees	30	57	205
Other accrued expenses	3,297	1,580	288

Total Liabilities	653,827	138,309	15,542

Net Assets	$14,579,903	$8,197,915	$1,324,009

Net Assets Consist Of:
Paid in capital	14,522,308	8,332,713	1,330,263
Undistributed net investment income (loss)	44,219	(2,858)	668
Accumulated net realized loss on investment transactions	(111,880)	(117,440)	(14,737)
Net unrealized appreciation (depreciation) on investments	125,256	(14,500)	7,815

Net Assets	$14,579,903	$8,197,915	$1,324,009

Net Asset Value Per Share:
Net Assets	$14,579,903	$8,197,915	$1,324,009
Shares of Beneficial Interest Outstanding
(unlimited number authorized, no par value)	1,460,894	826,198	132,016
Net Asset Value, Offering & Redemption Price
(Net Assets divided by Shares Outstanding)(a)	$9.98	$9.92	$10.03

(a) See “Note 5. Redemption Fees” in the Notes to Financial Statements.

See accompanying notes to financial statements.
56

STATEMENTS OF OPERATIONS
 For the Year Ended October 31, 2007

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Investment Income:
Dividend income	$794,075	$10,677,893	$4,031,341
Interest income	3,437	6,915,349	3,043,953
Less: Foreign withholding taxes	(2,086)	(8,554)	(4,134)

Total Investment Income	795,426	17,584,688	7,071,160

Operating Expenses:
Investment advisory fees	212,406	1,627,171	881,785
Administration fees	24,170	168,833	81,085
Fund accounting fees	18,883	21,944	16,588
Custodian fees	47,227	54,907	49,425
Transfer agent fees	16,439	24,043	19,301
Trustees’ fees	1,890	10,356	6,502
Recovery of reimbursed expenses	—	90,174	10,012
Dividend expense for securities sold short	11,265	132,191	36,698
Other expenses	54,986	173,422	115,956

Total Operating Expenses	387,266	2,303,041	1,217,352
Less: Expenses waived and reimbursed	(120,628)	—	—

Net Operating Expenses	266,638	2,303,041	1,217,352

Net Investment Income	528,788	15,281,647	5,853,808

Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) from:
Security transactions	1,332,395	(7,774,506)	(1,227,085)
Futures contracts	270,915	(4,439,918)	(797,683)
Securities sold short	(1,346,222)	(1,396,255)	(496,933)
Distributions of realized gains from other
investment companies	294,864	1,030,423	128,524
Swap agreements	(5,729)	(161,043)	(42,571)
Foreign currency transactions	54,905	(1,290,331)	170,427
Option transactions	(546,454)	(2,519,560)	(1,824,765)

Net realized gain (loss)	54,674	(16,551,190)	(4,090,086)

Net change in unrealized appreciation (depreciation)
on investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	2,631,208	(4,751,061)	(3,811,437)

Net Realized and Unrealized Gain (Loss)	2,685,882	(21,302,251)	(7,901,523)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$3,214,670	$(6,020,604)	$(2,047,715)

See accompanying notes to financial statements.
57

STATEMENTS OF OPERATIONS (Continued)
 For the Period Ended October 31, 2007

	YieldQuest Flexible Income Fund(a)	YieldQuest Low Duration Bond Fund(a)	YieldQuest Low Duration Tax-Exempt Bond Fund(a)
Investment Income:
Dividend income	$178,916	$61,026	$7,924
Interest income	43,656	72,775	11,309
Less: Foreign withholding taxes	(764)	(324)	—

Total Investment Income	221,808	133,477	19,233

Operating Expenses:
Investment advisory fees	24,505	10,670	2,053
Administration fees	2,963	3,010	291
Fund accounting fees	1,604	1,901	2,599
Custodian fees	9,572	9,581	10,061
Transfer agent fees	5,877	5,877	7,672
Trustees’ fees	237	237	237
Recovery of reimbursed expenses	—	—	—
Dividend expense for securities sold short	1,910	2,202	—
Other expenses	8,412	8,115	7,707

Total Operating Expenses	55,080	41,593	30,620
Less: Expenses waived and reimbursed	(21,750)	(23,833)	(27,631)

Net Operating Expenses	33,330	17,760	2,989

Net Investment Income	188,478	115,717	16,244

Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) from:
Security transactions	9,612	(23,261)	(2,471)
Futures contracts	7,555	(29,526)	(3,872)
Securities sold short	(34,497)	(17,059)	56
Distributions of realized gains from other
investment companies	2,420	660	10
Swap agreements	(4,310)	842	—
Foreign currency transactions	26,799	(7,900)	—
Option transactions	(92,661)	(49,096)	(8,460)

Net realized gain (loss)	(85,082)	(125,340)	(14,737)

Net change in unrealized appreciation (depreciation)
on investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	125,256	(14,500)	7,815

Net Realized and Unrealized Gain (Loss)	40,174	(139,840)	(6,922)

Change in Net Assets Resulting From Operations	$228,652	$(24,123)	$9,322

(a) Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
58

STATEMENTS OF CHANGES IN NET ASSETS

	YieldQuest Core Equity Fund

	Year Ended October 31, 2007	Year Ended October 31, 2006(a)
Operations:
Net investment income	$528,788	$118,103
Net realized gain (loss) from investments, futures contracts,
options, foreign currency transactions and swaps	54,674	(52,617)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	2,631,208	947,378

Change in Net Assets Resulting From Operations	3,214,670	1,012,864

Distributions to Shareholders:
From net investment income	(269,413)	(6,859)

Total Distributions to Shareholders	(269,413)	(6,859)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	8,222,446	18,162,706
Reinvestment of distributions	268,712	6,859
Redemption fee proceeds	963	753
Cost of shares redeemed	(4,849,248)	(434,412)

Change in Net Assets From Share Transactions of
Beneficial Interest	3,642,873	17,735,906

Change in Net Assets	6,588,130	18,741,911

Net Assets:
Beginning of period	18,781,911	40,000

End of period	$25,370,041	$18,781,911

Undistributed net investment income	$410,685	$135,596

Share Transactions:
Issued	694,143	1,689,074
Reinvested	23,046	668
Redeemed	(402,595)	(39,783)

Change in Shares	314,594	1,649,959

(a) Commenced operations on November 1, 2005.

See accompanying notes to financial statements.
59

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Total Return Bond Fund

	Year Ended October 31, 2007	Year Ended October 31, 2006(a)
Operations:
Net investment income	$15,281,647	$2,855,154
Net realized gain (loss) from investments, futures contracts,
options, foreign currency transactions and swaps	(16,551,190)	(74,853)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	(4,751,061)	2,123,944

Change in Net Assets Resulting From Operations	(6,020,604)	4,904,245

Distributions to Shareholders:
From net investment income	(13,779,524)	(2,891,848)

Total Distributions to Shareholders	(13,779,524)	(2,891,848)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	267,367,162	136,956,813
Reinvestment of distributions	13,647,410	2,870,539
Redemption fee proceeds	12,937	5,990
Cost of shares redeemed	(70,970,330)	(3,646,770)

Change in Net Assets From Share Transactions of
Beneficial Interest	210,057,179	136,186,572

Change in Net Assets	190,257,051	138,198,969

Net Assets:
Beginning of period	138,238,969	40,000

End of period	$328,496,020	$138,238,969

Undistributed net investment income	$(172,224)	$131,192

Share Transactions:
Issued	25,559,666	13,227,349
Reinvested	1,320,696	276,631
Redeemed	(6,968,809)	(350,570)

Change in Shares	19,911,553	13,153,410

(a) Commenced operations on November 1, 2005.

See accompanying notes to financial statements.
60

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Tax-Exempt Bond Fund		YieldQuest Flexible Income Fund

	Year Ended October 31, 2007	Year Ended October 31, 2006(a)	Period Ended October 31, 2007(b)
Operations:
Net investment income	$5,853,808	$1,274,993	$188,478
Net realized gain (loss) from investments,
futures contracts, options, foreign currency
transactions and swaps	(4,090,086)	(321,809)	(85,082)
Net change in unrealized appreciation (depreciation)
on investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	(3,811,437)	1,544,480	125,256

Change in Net Assets Resulting From Operations	(2,047,715)	2,497,664	228,652

Distributions to Shareholders:
From net investment income	(5,770,068)	(1,275,796)	(171,057)

Total Distributions to Shareholders	(5,770,068)	(1,275,796)	(171,057)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	138,743,711	88,625,559	14,704,070
Reinvestment of distributions	5,752,586	1,271,403	171,057
Redemption fee proceeds	11,238	6,856	—
Cost of shares redeemed	(31,882,581)	(4,966,344)	(352,819)

Change in Net Assets From Share Transactions of
Beneficial Interest	112,624,954	84,937,474	14,522,308

Change in Net Assets	104,807,171	86,159,342	14,579,903

Net Assets:
Beginning of period	86,199,342	40,000	—

End of period	$191,006,513	$86,199,342	$14,579,903

Undistributed net investment income	$230,488	$22,477	$44,219

Share Transactions:
Issued	13,254,349	8,535,914	1,480,378
Reinvested	552,448	122,126	17,092
Redeemed	(3,066,858)	(477,363)	(36,576)

Change in Shares	10,739,939	8,180,677	1,460,894

(a) Commenced operations on November 1, 2005.
(b) Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
61

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund

	Period Ended October 31, 2007(a)	Period Ended October 31, 2007(a)
Operations:
Net investment income	$115,717	$16,244
Net realized gain (loss) from investments, futures contracts,
options and foreign currency transactions	(125,340)	(14,737)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign currency
transactions, securities sold short and swaps	(14,500)	7,815

Change in Net Assets Resulting From Operations	(24,123)	9,322
Distributions to Shareholders:
From net investment income	(110,675)	(15,576)

Total Distributions to Shareholders	(110,675)	(15,576)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	8,868,247	1,680,866
Reinvestment of distributions	110,675	15,576
Cost of shares redeemed	(646,209)	(366,179)

Change in Net Assets From Share Transactions of
Beneficial Interest	8,332,713	1,330,263

Change in Net Assets	8,197,915	1,324,009

Net Assets:
Beginning of period	—	—

End of period	$8,197,915	$1,324,009

Undistributed net investment income (loss)	$(2,858)	$668

Share Transactions:
Issued	879,828	166,837
Reinvested	11,046	1,544
Redeemed	(64,676)	(36,365)

Change in Shares	826,198	132,016

(a) Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
62

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION
YieldQuest Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust was organized as a Delaware business trust on June 27, 2005 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one series. These notes to financial statements relate to the six portfolios of the Trust (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
YieldQuest Core Equity Fund [1] (“Core Equity Fund”)	diversified	Long-term capital appreciation and, secondarily, income
YieldQuest Total Return Bond Fund [1] (“Total Return Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Tax-Exempt Bond Fund [1] (“Tax-Exempt Bond Fund”)	diversified	Maximize current tax-exempt income
YieldQuest Flexible Income Fund [2] (“Flexible Income Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Bond Fund [2] (“Low Duration Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Tax-Exempt Bond Fund [2] (“Low Duration Tax-Exempt Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation

[1]	The Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund commenced operations on November 1, 2005.
[2]	The Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund commenced operations on June 11, 2007.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the period. Actual results could differ from these estimates.

Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”), with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded funds, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Board or persons acting at their direction. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Funds’ investment advisor YieldQuest Advisors, LLC (the “Advisor”), according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the

63

NOTES TO FINANCIAL STATEMENTS (Continued)

Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the price of any security in a Fund’s portfolio that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Valuation Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standard (SFAS) No. 157, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Investment Transactions and Investment Income - Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade dates on the last business day of the reporting period. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses - Expenses of the Trust which can be directly attributed to a Fund are charged to that Fund. Expenses which are not attributed to a specific Fund, are allocated among the Funds in proportion to each Fund’s relative net assets or other manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes - It is the Trust’s policy to comply with Subchapter M provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and any realized capital gains to its shareholders. Accordingly, no federal income tax provision is required. Each Fund is treated as a separate taxpayer for federal income tax purposes.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

Dividends and Distributions - The Core Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration

64

NOTES TO FINANCIAL STATEMENTS (Continued)

Tax-Exempt Bond Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Foreign Currency Translations - Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Foreign Currency Contracts - The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

At October 31, 2007, the Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund and Low Duration Bond Fund had open forward foreign currency contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

TOTAL RETURN BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australian Dollar	11,509,068	$10,711,835	11/9/07	$(376,978)
British Pound	8,780,198	18,249,576	11/9/07	(326,870)
Canadian Dollar	4,282,204	4,534,513	11/9/07	(142,995)
Euro	20,374,794	29,515,215	11/9/07	(652,134)
Japanese Yen	171,243,150	1,486,144	11/9/07	8,856
New Zealand Dollar	9,450,936	7,274,421	11/9/07	(44,578)

				(1,534,699)

To Sell:
Australian Dollar	372,208	346,426	11/9/07	16,425
British Pound	2,247,756	4,671,944	11/9/07	71,943
Canadian Dollar	351,432	372,139	11/9/07	12,139
Euro	5,576,041	8,077,532	11/9/07	107,532
Japanese Yen	769,604,324	6,679,056	11/9/07	89,978

				298,017

Total Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$(1,236,682)

65

NOTES TO FINANCIAL STATEMENTS (Continued)

TAX-EXEMPT BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australian Dollar	1,972,885	$1,836,223	11/9/07	$(62,194)
British Pound	1,547,863	3,217,221	11/9/07	(56,359)
Canadian Dollar	804,600	852,008	11/9/07	(24,624)
Euro	3,725,291	5,396,509	11/9/07	(117,578)
Japanese Yen	49,597,710	430,437	11/9/07	2,564
New Zealand Dollar	1,718,677	1,323,511	11/9/07	(4,511)

				(262,702)

To Sell:
Australian Dollar	109,971	102,353	11/9/07	4,853
British Pound	657,234	1,366,055	11/9/07	21,056
Canadian Dollar	48,810	51,686	11/9/07	1,686
Euro	1,626,662	2,356,406	11/9/07	31,405
Japanese Yen	225,720,430	1,958,928	11/9/07	26,390
New Zealand Dollar	1,834,743	1,412,890	11/9/07	16,650

				102,040

Total Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$(160,662)

FLEXIBLE INCOME FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australian Dollar	397,413	$369,885	11/9/07	$(13,202)
British Pound	208,464	433,290	11/9/07	(8,024)
Canadian Dollar	71,263	75,461	11/9/07	(2,461)
Euro	299,965	434,534	11/9/07	(9,828)
Japanese Yen	4,115,880	35,720	11/9/07	280
New Zealand Dollar	92,667	71,361	11/9/07	(2,361)

				(35,596)

To Sell:
Australian Dollar	39,477	36,742	11/9/07	1,742
British Pound	95,285	198,050	11/9/07	3,050
Canadian Dollar	1,014,875	1,074,672	11/9/07	34,590
Euro	136,426	197,629	11/9/07	2,629
Japanese Yen	41,249,900	357,990	11/9/07	4,823
New Zealand Dollar	822,451	633,349	11/9/07	7,521

				54,355

Total Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$18,759

66

NOTES TO FINANCIAL STATEMENTS (Continued)

LOW DURATION BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australian Dollar	190,224	$177,047	11/9/07	$(6,314)
British Pound	117,420	244,057	11/9/07	(4,382)
Canadian Dollar	9,729	10,302	11/9/07	(102)
Euro	238,352	345,280	11/9/07	(7,617)
Japanese Yen	2,153,382	18,688	11/9/07	112
New Zealand Dollar	101,328	78,030	11/9/07	(433)

				(18,736)

To Sell:
Australian Dollar	4,737	4,409	11/9/07	209
British Pound	29,123	60,532	11/9/07	932
Euro	72,412	104,897	11/9/07	1,397
Japanese Yen	9,831,950	85,327	11/9/07	1,149

				3,687

Total Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$(15,049)

Futures Contracts - Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of assets and Liabilities, up to the notional value of the futures contract. Use of short futures subjects a Fund to unlimited risk of loss.

Swap Agreements - The Funds may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to that Fund than if that Fund had invested directly in an instrument that yielded that desired return or spread. The value of swap agreements are equal to the Fund’s obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the position held by each party to the agreements. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund’s books and records.

Credit default swaps (“CDSs”) are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or shed credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the

67

NOTES TO FINANCIAL STATEMENTS (Continued)

underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Funds may not perform as expected or in a manner similar to the high yield bond markets. A Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements.

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board. The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the investment advisory fees earned during the year ended October 31, 2007.

	Investment	Investment
	Advisory	Advisory
	Fee Rate	Fee*

Core Equity Fund	0.99%	$212,406
Total Return Bond Fund	0.59%	1,627,171
Tax-Exempt Bond Fund	0.59%	881,785
Flexible Income Fund	0.75%	24,505
Low Duration Bond Fund	0.45%	10,670
Low Duration Tax-Exempt Bond Fund	0.45%	2,053

*	These figures represent the investment advisory fees charged, excluding the effects of any fee waivers/reimbursements.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit certain Fund operating expenses, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, to the amount described below under “Expense Limitation”, at least until October 31, 2008. The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the year ended October 31, 2007, are disclosed in the table below:

		Investment
		Advisory Fee
	Expense	Waivers/
	Limitation	Reimbursements

Core Equity Fund	1.19%	$120,628
Total Return Bond Fund	0.79%	—
Tax-Exempt Bond Fund	0.79%	—
Flexible Income Fund	0.95%	21,750
Low Duration Bond Fund	0.65%	23,833
Low Duration Tax-Exempt Bond Fund	0.65%	27,631

68

NOTES TO FINANCIAL STATEMENTS (Continued)

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation in effect at the time of the waiver or reimbursement.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities, LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical and other research services provided by the broker or dealer to the Funds and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities, LLC) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, YieldQuest Securities, LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, YieldQuest Securities, LLC may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. For the period ended October 31, 2007, YieldQuest Securities, LLC had received brokerage commissions of $119,560, $838,362, $368,999, $25,521, $11,315, and $1,459, respectively, for the Core Equity Fund, Total Return Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund. The total value of transactions generating brokerage commissions were $194,977,962, $613,909,715, $347,194,055, $16,667,502, $6,006,863, and $1,746,069, respectively, for the Core Equity Fund, Total Return Bond Fund, Tax- Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund.

A trustee and certain officers of the Trust are also officers of the Advisor and its affiliates.

Beginning April 13, 2007, pursuant to a Master Services Agreement (“agreement”), Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) provides administration, accounting and transfer agency services to the Funds. Under the terms of the agreement, Citi is paid an annual fee, computed daily and payable monthly based on a percentage of average daily net assets, subject to certain minimums and certain transaction fees. Prior to April 13, 2007, Gemini Fund Services, LLC served the Funds in similar capacities.

Contingencies and Commitments - In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 4. INVESTMENT TRANSACTIONS
The cost of investment purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition), for the period ended October 31, 2007 were as follows:

	Purchases	Sales

Core Equity Fund	$136,626,729	$119,454,701
Total Return Bond Fund	834,348,546	569,430,969
Tax-Exempt Bond Fund	351,493,096	215,565,023
Flexible Income Fund	24,915,433	5,778,761
Low Duration Bond Fund	11,862,154	2,344,741
Low Duration Tax-Exempt Bond Fund	2,190,088	290,687

NOTE 5. REDEMPTION FEES
Prior to June 18, 2007, each Fund imposed a 2% redemption fee for any redemptions occurring within 90 days of purchase. Such fees amounted to $963, $12,937 and $11,238, respectively, for the Core Equity Fund, the Total Return Bond Fund, and the Tax-Exempt Bond Fund for the year ended October 31, 2007.

69

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 6. RESTRICTED SECURITIES
 Restricted securities are restricted as to resale and may have been “fair” valued in good faith by the Advisor pursuant to the Trust’s valuation procedures. The appropriate economic, financial and other pertinent information available are taken into consideration, but because of the inherent uncertainty of valuation, these values may differ significantly from the values that would have been used had a ready market for these securities existed. These differences could be material. At October 31, 2007, investments in restricted securities were as follows:

	Acquisition			Value	% of
Security Description	Date	Cost	Value	Per Unit	Net Assets

Total Return Bond Fund
New South Wales Treasury Corp.	9/19/06	$3,424,372	$3,936,764	$114.96	1.20%
United Air Lines, Inc.	6/20/07	1,014,558	1,011,263	99.67	0.31%
Tax-Exempt Bond Fund
New South Wales Treasury Corp.	9/19/06	88,296	104,055	117.85	0.05%
Flexible Income Fund
United Air Lines, Inc.	7/31/07	39,850	40,050	100.50	0.27%
Low Duration Bond Fund
United Air Lines, Inc.	8/31/07	34,825	35,044	100.63	0.43%
UnitedHealth Group, Inc.	8/9/07	99,791	100,182	100.39	1.22%

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
The tax components of dividends paid during the period ended October 31, 2007 were as follows:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total

Core Equity Fund	$269,413	$—	$—	$269,413
Total Return Fund	13,787,132	—	—	13,787,132
Tax-Exempt Bond Fund	631,692	5,140,901	—	5,772,593
Flexible Income Fund	171,057	—	—	171,057
Low Duration Bond Fund	110,675	—	—	110,675
Low Duration Tax-Exempt Bond Fund	1,688	13,888	—	15,576

The tax components of dividends paid during the period ended October 31, 2006 were as follows:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total

Core Equity Fund	$6,859	$—	$—	$6,859
Total Return Fund	2,891,848	—	—	2,891,848
Tax-Exempt Bond Fund	144,791	1,131,005	—	1,275,796

As of each of the fund’s tax year-end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss	Undistributed	Undistributed	Unrealized	Other
	Carry	Ordinary	Tax-Exempt	Appreciation	Accumulated
	Forwards	Income	Income	(Depreciation)	Gains (Losses)	Total

Core Equity Fund	$(25,022)	$479,767	$—	$3,595,342	$(98,825)	$3,951,262
Total Return Fund	(14,289,967)	869,605	—	(2,092,750)	(2,274,889)	(17,788,001)
Tax-Exempt Bond Fund	(4,510,319)	—	306,930	(2,157,565)	(231,761)	(6,592,715)
Flexible Income Fund	(64,786)	68,808	—	138,297	(84,724)	57,595
Low Duration Bond Fund	(137,562)	15,099	—	4,760	(17,095)	(134,798)
Low Duration Tax-Exempt Bond Fund	(18,272)	—	668	11,350	—	(6,254)

70

NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies, swaps, futures, options and forward currency contracts.

Permanent book and tax differences resulted in reclassifications for the period ended October 31, 2007 as follows:

		Increase (Decrease)
	Increase	Undistributed	Increase (Decrease)
	(Decrease)	Net Investment	Accumulated Net
	Paid in Capital	Income (Loss)	Realized Gain (Loss)

Core Equity Fund	$—	$15,714	$(15,714)
Total Return Fund	270	(1,805,539)	1,805,269
Tax-Exempt Bond Fund	(3,200)	124,271	(121,071)
Flexible Income Fund	—	26,798	(26,798)
Low Duration Bond Fund	—	(7,900)	7,900
Low Duration Tax-Exempt Bond Fund	—	—	—

These reclassifications, related to the differing treatment of foreign currency gains, have no effect on net assets and net asset value per share.

At October 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Tax
		Tax		Unrealized
		Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Core Equity Fund	$27,688,000	$3,720,133	$(124,791)	$3,595,342
Total Return Fund	348,747,652	5,630,306	(7,723,056)	(2,092,750)
Tax-Exempt Bond Fund	224,946,557	1,133,993	(3,291,558)	(2,157,565)
Flexible Income Fund	14,521,525	267,604	(129,307)	138,297
Low Duration Bond Fund	8,045,646	65,366	(60,606)	4,760
Low Duration Tax-Exempt Bond Fund	1,290,444	17,222	(5,872)	11,350

As October 31, 2007, the following Funds had net capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015

Core Equity Fund	$25,022	$—
Total Return Fund	200,854	14,089,113
Tax-Exempt Bond Fund	303,684	4,206,635
Flexible Income Fund	—	64,786
Low Duration Bond Fund	—	137,562
Low Duration Tax-Exempt Bond Fund	—	18,272

71

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest		YieldQuest		YieldQuest
	Core Equity Fund		Total Return Bond Fund		Tax-Exempt Bond Fund

	For the year ended 10/31/2007	For the year ended 10/31/2006(a)	For the year ended 10/31/2007	For the year ended 10/31/2006(a)	For the year ended 10/31/2007	For the year ended 10/31/2006(a)

Net Asset Value, beginning of year	$11.36	$10.00	$10.51	$10.00	$10.53	$10.00

Change in net assets from operations:
Net investment income	0.28	0.13	0.54	0.41	0.40	0.31
Net realized and unrealized gains
(losses) on investments(d)	1.41	1.29	(0.62)	0.51	(0.44)	0.53

Total from investment activities	1.69	1.42	(0.08)	0.92	(0.04)	0.84

Distributions:
Net investment income	(0.16)	(0.06)	(0.50)	(0.41)	(0.40)	(0.31)
Net realized gains from investments	—	— (c)	—	— (c)	—	— (c)

Total Distributions	(0.16)	(0.06)	(0.50)	(0.41)	(0.40)	(0.31)

Paid-in capital from redemption fees	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

Net Asset Value, end of year	$12.89	$11.36	$9.93	$10.51	$10.09	$10.53

Net assets at end of year (000’s)	$25,370	$18,782	$328,496	$138,239	$191,007	$86,199
Total return(e), (f)	14.98%	14.24%	(0.86)%	9.31%	(0.46)%	8.51%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before expense waivers/reimbursements	1.80%	2.85%	0.83%	0.94%	0.81%	1.09%
After expense waivers/reimbursements	1.24%	1.19%	0.83%	0.79%	0.81%	0.79%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.19%	1.19%	0.79%	0.79%	0.79%	0.79%

Ratios of net investment income (loss) to average net assets:
Before expense waivers/reimbursements	1.90%	(0.29)%	5.53%	4.70%	3.91%	3.25%
After expense waivers/reimbursements	2.46%	1.37%	5.53%	4.85%	3.91%	3.55%
Portfolio turnover rate	568%	455%	220%	137%	152%	72%

(a)	Commenced operations on November 1, 2005.
(b)	Commenced operations on June 11, 2007.
(c)	Amount represents less than $0.01 per share.
(d)	Includes distributions of capital gains from underlying mutual funds.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized.

FINANCIAL HIGHLIGHTS (Continued)

	YieldQuest Flexible Income Fund		YieldQuest Low Duration Bond Fund		YieldQuest Low Duration Tax-Exempt Bond Fund

	For the period ended 10/31/2007(b)		For the period ended 10/31/2007(b)		For the period ended 10/31/2007(b)

Net Asset Value, beginning of period	$10.00		$10.00		$10.00

Change in net assets from operations:
Net investment income	0.17		0.16		0.13
Net realized and unrealized gains
(losses) on investments(d)	(0.03)		(0.09)		0.02

Total from investment activities	0.14		0.07		0.15

Distributions:
Net investment income	(0.16)		(0.15)		(0.12)
Net realized gains from investments	—		—		—

Total Distributions	(0.16)		(0.15)		(0.12)

Paid-in capital from redemption fees	—		—		—

Net Asset Value, end of period	$9.98		$9.92		$10.03

Net assets at end of period (000’s)	$14,580		$8,198		$1,324
Total return(e), (f)	1.36%		0.66%		1.53%

Ratios/Supplemental Data:

Ratios of expenses to average net assets:
Before expense waivers/reimbursements	1.67%	(g)	1.74%	(g)	6.66%	(g)
After expense waivers/reimbursements	1.01%	(g)	0.74%	(g)	0.65%	(g)
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.95%	(g)	0.65%	(g)	0.65%	(g)

Ratios of net investment income (loss) to average net assets:
Before expense waivers/reimbursements	5.04%	(g)	3.84%	(g)	(2.48)%	(g)
After expense waivers/reimbursements	5.70%	(g)	4.84%	(g)	3.53%	(g)
Portfolio turnover rate	79%		51%		30%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
YieldQuest Funds Trust
Atlanta, Georgia

We have audited the accompanying statements of assets and liabilities of Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund, each a series of shares of YieldQuest Funds Trust, (the “Funds”), including the schedules of investments, as of October 31, 2007, and the related statements of operations, for the year then ended, the statements of changes in net assets and the financial highlights, for each of the two years in the period then ended, for Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund, and the related statements of operations, the statements of changes in net assets, and the financial highlights, for the period June 11, 2007 to October 31, 2007 for Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2007

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the YieldQuest Funds will pay two types of expenses; transaction costs on early redemptions of a Fund’s shares and ongoing expenses, such as advisory fees, distribution and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs in investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees which may be assessed by mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expense Paid During Period† 5/1/07 - 10/31/07	Expense Ratio During Period† 5/1/07 - 10/31/07
Actual Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,076.80	$6.75	1.29%
YieldQuest Total Return Bond Fund	1,000.00	958.20	4.29	0.87%
YieldQuest Tax-Exempt Bond Fund	1,000.00	969.40	4.12	0.83%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Core Equity Fund, Total Return Bond Fund and Tax-Exempt Bond Fund would be $6.23, $3.90, and $3.92, respectively.

	Beginning Account Value 6/11/07	Ending Account Value 10/31/07	Expense Paid During Period† 6/11/07 - 10/31/07	Expense Ratio During Period† 6/11/07 - 10/31/07
Actual Expenses
YieldQuest Flexible Income Fund*	$1,000.00	$1,013.60	$3.98	1.01%
YieldQuest Low Duration Bond Fund*	1,000.00	1,006.60	2.91	0.74%
YieldQuest Low Duration Tax-Exempt Bond Fund*	1,000.00	1,015.30	2.57	0.65%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund would be $3.75, $2.55, and $2.57, respectively.

† Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.79%, 0.79%, 0.95%, 0.65% and 0.65%, respectively.

* Information shown reflects values using the expense ratios and rates of return for the period June 11, 2007 (date of commencement) to October 31, 2007.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expense Paid During Period† 5/1/07 - 10/31/07	Expense Ratio During Period† 5/1/07 - 10/31/07
Hypothetical Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,018.70	$6.56	1.29%
YieldQuest Total Return Bond Fund	1,000.00	1,020.82	4.43	0.87%
YieldQuest Tax-Exempt Bond Fund	1,000.00	1,021.02	4.23	0.83%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund would be $6.06, $4.02 and $4.02, respectively.

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expense Paid During Period† 5/1/07 - 10/31/07	Expense Ratio During Period† 5/1/07 - 10/31/07
Hypothetical Expenses
YieldQuest Flexible Income Fund*	$1,000.00	$1,020.11	$5.14	1.01%
YieldQuest Low Duration Bond Fund*	1,000.00	1,021.48	3.77	0.74%
YieldQuest Low Duration Tax-Exempt Bond Fund*	1,000.00	1,021.93	3.31	0.65%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Flexible Income Fund, the Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund would be $4.84, $3.31 and $3.31, respectively.

† Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.79%, 0.79%, 0.95%, 0.65% and 0.65%, respectively.

* Information shown reflects values using the expense ratios for the period June 11, 2007 (date of commencement) to October 31, 2007.

ADDITIONAL INFORMATION (Unaudited)

CONTROL OWNERSHIP (Unaudited)

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval. As of the fiscal year end, the following persons were controlling persons or principal shareholders:

	Core Equity Fund	Total Return Bond Fund	Tax-Exempt Bond Fund	Flexible Income Fund	Low Duration Bond Fund	Low Duration Tax-Exempt Bond Fund

Charles Schwab & Co., Inc.	78%	67%	71%	76%	86%	49%
Prudential Investment Management Services LLC	8%	—	—	—	—	—
TD Ameritrade, Inc.	7%	13%	12%	11%	—	48%
National Financial Services LLC	6%	11%	12%	12%	12%	—
SEI Private Trust Co.	—	6%	—	—	—	—
Jay K. Chitnis	6%	—	—	—	—	—

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting of the Board of Trustees of YieldQuest Funds Trust (the “Trust”) held on June 18, 2007, the Trustees, including the Trustees who are not “interested persons” of the Trust (collectively, the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of each of the YieldQuest Funds, and YieldQuest Advisors, LLC (the “Advisor”). The Trustees noted that in renewing the Investment Advisory Agreement, they must consider and evaluate the following factors: (i) the investment performance of each Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Trust; (iii) the cost of the services provided, and the profits realized, by the Advisor and its affiliates from the relationship with the Trust; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders. The Trustees also considered that the Advisor has agreed to waive its advisory fee and to cap certain operating expenses of the Funds in order to maintain each Fund’s total expense ratio at the current level through the fiscal year ending October 31, 2008. Based on the factors considered by the Board in its reasonable business judgment, the Trustees, including the Independent Trustees, determined that each Fund’s advisory fee is reasonable in comparison to fees paid by other comparable funds and in absolute terms.

In advance of their meeting, the Trustees requested and received information of the type required by Section 15(c) of the Investment Company Act of 1940, including: (i) a memorandum from legal counsel setting forth the key factors customarily considered by a board in evaluating mutual fund advisory agreements, (ii) responses from the Advisor to a series of questions from legal counsel regarding, among other things, the Advisor’s services to the Funds, its profitability from managing the Funds and ideas for future growth for the Funds, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violations of federal securities laws by the Funds, (iv) the Advisor’s Form ADV Parts I and II and accompanying schedules, (v) recent financial statements for the Advisor, (vi) a report on the brokerage commissions earned by YieldQuest Securities, LLC, an affiliate of the Advisor, from the Funds during the prior fiscal year; and (vii) confidential expense and performance comparison analysis comparing each Fund’s fees, expenses and performance to its Morningstar category peer group.

The Board considered the fees charged by the Advisor in relation to those charged by other mutual fund advisors. The Trustees noted that each Fund’s total expense ratio (after fee waiver and reimbursement by the Advisor) was lower than the average total expense ratio of its Morningstar category peer group. Having considered this comparative data, the Board concluded that the advisory fee charged to each Fund is reasonable.

The Board then gave careful consideration to the nature, extent and quality of the services provided by the Advisor. The Board reviewed the structure and ownership of the Advisor, noted the functions performed by various employees, the compliance monitoring performed by the Advisor, and the levels of insurance coverage maintained by the Trust and the Advisor. The Board reviewed the Advisor’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Advisor. The Trustees noted that the performance of each the Total Return Bond Fund and Tax-Exempt Bond Fund during the year ended December 31, 2006 and through the end of May 2007 had been very good, and that the performance of the Core Equity Fund was good on a risk-adjusted basis. They also noted that these Funds had been in operation for less than two years, while the YieldQuest Flexible Income Fund, YieldQuest Low Duration Bond Fund and YieldQuest Low Duration Tax-Exempt Bond Fund had only recently commenced investment operations, and that the Advisor was entitled to additional time for its strategies to realize their full potential. The Board determined that the Advisor’s resources appeared sufficient, and specifically noted that the Advisor provides the services of Mr. Jay Chitnis, an experienced portfolio manager, to manage the Funds, as well as various administrative and support staff, including research analysts and traders, and a Chief Compliance Officer who oversees the Funds’ compliance program. Taking into account the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Advisor.

Next, in considering the costs of the services to be provided and the profits to be realized by the Advisor, the Board reviewed a recent copy of the Advisor’s financial statements. The Board also reviewed materials previously provided to the Board that detailed expenses incurred by the Advisor in providing services to the Funds. The Board noted that the Advisor had waived its entire fee earned from the Core Equity Fund, as well as reimbursed additional expenses. They noted that the Advisor reimbursed expenses for the two Bond Funds, but still earned a reasonable profit from managing these Funds. They noted that the Advisor had not received any profits from managing the three new Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

which recently had commenced operations. The Trustees also considered that the Advisor does not receive any 12b-1 fees from the Funds, and it does not engage in soft dollar arrangements with respect to the Funds’ brokerage, although an affiliate of the Advisor receives brokerage commissions at a usual and customary rate.

Finally, the Board determined that, although each Fund’s assets were growing, it did not appear that the Advisor had yet began to realize any significant economies of scale from managing the Funds. Based on these factors, the Board determined in the exercise of their reasonable business judgment that the Investment Advisory Agreement was fair and reasonable, that the Advisor’s fees were reasonable in light of the services provided to the Trust and the benefits received by the Advisor, and that renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

BOARD OF TRUSTEES & OFFICERS (Unaudited)

Board of Trustees & Officers
The Trust is governed by a Board of Trustees, which oversees the Funds’ operations. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address, and age, the position held with the Trust, the length of time served as Trustee and Officer of the Trust, the Trustee’s or Officer’s principal occupations during the last five years, the number of funds in the YieldQuest Funds Trust overseen by the Trustee or Officer, and other directorships held by the Trustee or Officer.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Jay K. Chitnis, CFA*** Age 40 Trustee and President, Since 2005	Managing Director of the Advisor, since June 2004; Managing Director of YieldQuest Securities, LLC, a registered broker dealer and member FINRA, since September 2004; Managing Director of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since from June 2004, of McDonald Investments, from September, 2001 to June 2004; and of First Union Securities (Wachovia Securities), from 1998 to September 2001, all FINRA registered broker-dealers and members SIPC; Senior Vice President of CIBC/Oppenheimer Corp., from 1996 to 1998.
David Summers*** Age 39 Treasurer, Since 2005	Senior Vice President and Chief Compliance Officer of the Advisor, since June 2004; Senior Vice President and Chief Compliance Officer of YieldQuest Securities, LLC, September 2004 until October 2006; Senior Vice President and Chief Compliance Officer of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since June 2004; Vice President of YieldQuest Investment Group, a division of McDonald Investments, from September 2001 to June 2004; and Investment Associate at First Union Securities (Wachovia Securities), from 1998 to September 2001, all FINRA registered broker-dealers and members SIPC. Chief Compliance Officer of the YieldQuest Funds, October 2005 until March 2007.
Gary Schwartz*** Age 41 Chief Compliance Officer, Since 2007	Vice President of Compliance, Since 2006 Compliance Officer for YieldQuest Securities, LLC and YieldQuest Advisors, LLC, since 2005; Nasdaq/OTC Trader, Riverstar Trading, 2002 through 2005; Regional Manager, Atlanta Branch Manager and Registered Options Principal for Protrader Securities, an Instinet Company, from 1998 through 2002.
Jerome Davies*** Age 37 Assistant Treasurer, Since 2007	Associate Vice President and Controller of the Advisor and YieldQuest Securities, LLC, since December 2006; Vice President Finance, Merrill Lynch Insurance Group Inc., Treasurer of Roszel Advisors, LLC and Treasurer and Chief Financial Officer of MLIG Variable Insurance Trust, from May 2002 to July 2006.

*	The address for each Trustee and officer is 3280 Peachtree Road, Suite 2600, Atlanta, Georgia 30305
**	Fund Complex refers to YieldQuest Funds Trust. The Fund Complex currently consists of six series.
***	Messrs. Chitnis, Summers, Schwartz and Davies are deemed to be “interested persons” of the Trust because they are officers of the Advisor.
Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Denise M. Buchanan Age 45 Independent Trustee, Since 2005	Chief Compliance Officer of CapFinancial Partners, LLC (doing business as CAPTRUST Financial Advisors), a federally registered investment adviser and broker-dealer and member of FINRA/SIPC since 2007 and Director of Compliance from 2003 until 2007; President of Broker/Dealer Sales & Consulting, Inc., a consulting group specializing in compliance guidance for broker-dealers and investment advisers, since 1996; former Chief Compliance Officer of Hatteras Investment Partners, LLC and its affiliates, and the Hatteras Funds (investment companies registered under the 1940 Act), from 2003 until December 2007.
Gary D. Campbell, CFA® Age 55 Independent Trustee, Since 2005	President of Presbyterian Church in America, Retirement & Benefits, 2006 to present; President and Chief Investment Officer of Kennedy Capital Management, Inc., an SEC-registered investment advisor based in St. Louis, Missouri, 2001 to 2005; Executive Vice President and Chief Investment Officer, Commerce Bancshares, Inc./The Commerce Trust Company, an asset management, trust, private banking and other financial advisory services firm with over $10 billion in assets under management; Senior Vice President/Director of Institutional Portfolio Management, Wachovia (First Union Corp.), 1985 to 1990.
Craig Ruff, Ph.D, CFA® Age 47 Independent Trustee, Since 2005	Clinical Associate Professor of Finance at Georgia State University since August 2003 and Assistant Dean, Executive Education since August 2007. Formerly a Vice President in the Educational Products department at the Association for Investment Management and Research (AIMR, now known as the CFA Institute) and Associate Editor of the Financial Analysts Journal until July 2003. Craig has also worked in the areas of equity valuation and quantitative portfolio analysis for Atlanta Capital Management, an institutional money management firm. Prior to joining Georgia State, Craig was a Senior Economist at the Federal Home Loan Bank of Atlanta.
*	The address for each Trustee is 3280 Peachtree Road, Suite 2600, Atlanta, Georgia 30305
**	Fund Complex refers to YieldQuest Funds Trust. The Fund Complex currently consists of six series.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-877-497-3634.

Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified. Officers of the Trust are elected annually.

Proxy Voting Policy:   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission’s ("SEC") website at http://www.sec.gov.

Portfolio Holding Disclosure:   Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Roon in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

	(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
	(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
	(3)	Compliance with applicable governmental laws, rules, and regulations;
	(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
	(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

3(a) (1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a) (2)	The audit committee financial expert is Craig Ruff, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees
		Registrant	Advisor
	FY 10/31/06	$28,500.00	$0.00
	FY 10/31/07	$56,400.00	$0.00

(b)	Audit-Related Fees
		Registrant	Advisor
	FYE 10/31/06	$0.00	$0.00
	FYE 10/31/07	$0.00	$0.00

(c)	Tax Fees
		Registrant	Advisor
	FYE 10/31/06	$7,500.00	$0.00
	FYE 10/31/07	$15,600.00	$0.00

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
		Registrant	Advisor
	FYE 10/31/06	$0.00	$0.00
	FYE 10/31/07	$0.00	$0.00

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

	(2)	Percentages of Services Approved by the Audit Committee

	Registrant	Advisor
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)
During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Advisor
FYE 10/31/2006	$0.00	$0.00
FYE 10/31/2007	$0.00	$0.00

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures as of October 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		YieldQuest Funds Trust

By (Signature and Title)*		/s/Jay K. Chitnis

Jay K. Chitnis, Presdient
Date	1/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/Jay K. Chitnis

Jay K. Chitnis, President
Date	1/9/08

By (Signature and Title)*		/s/David Summers

David Summers, Treasurer
Date	1/9/08

* Print the name and title of each signing officer under his or her signature.